    As filed with the Securities and Exchange Commission on December 7, 2001
                              Registration No. [ ]

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [_] Pre-Effective Amendment No. ___
                      [_] Post-Effective Amendment No. ___

                  Alliance Variable Products Series Fund, Inc.
               (Exact name of Registrant as Specified in Charter)

                           1345 Avenue of the Americas
                            New York, New York 10105
                                 (800) 221-5672
                               -------------------

                              Edmund P. Bergan, Jr.
                           Alliance Capital Management
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Joseph B. Kittredge, Esq.
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110
                               ------------------
                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.
                                -----------------
    It is proposed that this filing will become effective on January 6, 2002 pursuant to Rule 488.
                                -----------------

The Registrant has registered an indefinite amount of its securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time. A Notice on Form 24f-2 for the Registrant for the fiscal year ended December 31, 2000 was filed on March 27, 2001.

                              BRINSON SERIES TRUST

                             ----------------------

                                ----------------

                            NOTICE OF SPECIAL MEETING

                        TO BE HELD ON FEBRUARY [25], 2002

                                       AND

                                 PROXY STATEMENT

                                ----------------

                              BRINSON SERIES TRUST

                                                              January [15], 2002

Dear Variable Annuity Contract Owner:

     Your insurance company offers variable annuity contracts in a separate account (the "Separate Account"), a unit investment trust, which offers certain investment divisions (the "Divisions"), each of which is available under an annuity contract (each a "Contract") funded through the Separate Account. The Divisions are registered mutual funds. The Separate Account is the legal shareholder of each fund. However, the Contract provides that the insurance company needs to represent your interests at shareholder meetings. Brinson Series Trust (the "Brinson Trust"), certain portfolios of which are Divisions under your Contract, will be holding a meeting on February [25], 2002, for shareholders of Aggressive Growth Portfolio and the Strategic Fixed Income Portfolio.

     Included in this booklet is information about the upcoming shareholders' meeting (the "Special Meeting"):

     - A NOTICE OF A SPECIAL MEETING OF THE SHAREHOLDERS OF EACH OF THE BRINSON PORTFOLIOS, which summarizes the issues for which you are being asked to provide voting instructions;

     -    AN INFORMATION STATEMENT, which outlines the voting procedures; and

     - A PROSPECTUS/PROXY STATEMENT FOR THE SPECIAL MEETING, which provides comprehensive information on the specific issues being considered at the Special Meeting.

     ALSO ENCLOSED ARE YOUR BALLOT AND POSTAGE-PAID RETURN ENVELOPE.

     We encourage you to review each of these items thoroughly. Once you've determined how you would like your insurance company to vote your shares at the Special Meeting, please mark your preferences on your ballot, making sure that you sign and date your ballot before mailing it to us in the postage-paid return envelope. A prompt response on your part will help to ensure that your interests are represented.

                                       Sincerely,

                                       Brian M. Storms
                                       PRESIDENT
                                       BRINSON SERIES TRUST

                                    --------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                             OF BRINSON SERIES TRUST
                           AGGRESSIVE GROWTH PORTFOLIO
                        STRATEGIC FIXED INCOME PORTFOLIO

                        TO BE HELD ON FEBRUARY [25], 2002

                                    --------

Dear Variable Annuity Contract Owner:

     The net purchase payments made under your insurance company variable annuity contract ("Contract") have been allocated at your direction to investment divisions of a separate account. The divisions of this separate account invest in one or more corresponding series of Brinson Series Trust (the "Brinson Trust"), an open-end management investment company, including the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio") and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio") (each a "Brinson Portfolio").

     As a contract owner of record at the close of business on December 14, 2001 (the "Record Date") (a "Contract Owner"), you are entitled to instruct your insurance company as to how it should vote on certain proposals to be considered at a Special Meeting of each Brinson Portfolio's shareholders.

     The Special Meeting of Shareholders of each Brinson Portfolio will be held on February [25], 2002, at 10:00 a.m. at the offices of UBS PaineWebber Inc., 1285 Avenue of the Americas, New York, New York 10019 to consider the following proposals, on one or more of which you are entitled to provide your insurance company with voting instructions:

          1. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Aggressive Growth Portfolio to the Growth Portfolio (the "Alliance Growth Portfolio") of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"), in exchange for shares of the Alliance Growth Portfolio and the assumption by the Alliance Growth Portfolio of stated liabilities of the Brinson Aggressive Growth Portfolio, and the distribution of such shares to the shareholders of the Brinson Aggressive Growth Portfolio in liquidation and dissolution of the Brinson Aggressive Growth Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON AGGRESSIVE GROWTH PORTFOLIO ONLY.)

          2. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Strategic Fixed Income Portfolio to the U.S. Government/High Grade Securities Portfolio of the Alliance Fund (the "Alliance U.S./High Grade Portfolio"), in exchange for shares of the Alliance

     U.S./High Grade Portfolio and the assumption by the Alliance U.S./High Grade Portfolio of stated liabilities of the Brinson Strategic Fixed Income Portfolio, and the distribution of such shares to the shareholders of the Brinson Strategic Fixed Income Portfolio in liquidation and dissolution of the Brinson Strategic Fixed Income Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON STRATEGIC FIXED INCOME PORTFOLIO ONLY.)

          3. To transact such other business as may properly come before the meeting.

     Attached to this notice is an Information Statement and the Prospectus/Proxy Statement of the Alliance Fund. You are urged to read both of these statements before completing your ballot.



                                       AMY R. DOBERMAN
                                       SECRETARY
                                       BRINSON SERIES TRUST

51 West 52nd Street
New York, NY 10019-6114
January [15], 2002


     IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED BALLOT; THEN, SIGN, DATE AND MAIL IT IN THE ACCOMPANYING ENVELOPE, WHICH IS ADDRESSED FOR YOUR CONVENIENCE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOUR PROMPT RESPONSE WILL HELP AVOID THE UNNECESSARY EXPENSE OF A FURTHER SOLICITATION OF BALLOTS.

                                    --------

                              INFORMATION REGARDING
                            A SPECIAL MEETING OF THE
                      SHAREHOLDERS OF BRINSON SERIES TRUST
                           AGGRESSIVE GROWTH PORTFOLIO
                        STRATEGIC FIXED INCOME PORTFOLIO

                                    --------

                               JANUARY [15], 2002


                                     GENERAL

     This information is furnished by the Board of Trustees of Brinson Series Trust on behalf of certain insurance companies whose owners ("Contract Owners") of its variable annuity contracts ("Contracts") had net purchase payments allocated to either the Aggressive Growth Portfolio and/or the Strategic Fixed Income Portfolio investment divisions of each such insurance company's separate account (the "Separate Account") as of December 14, 2001 (the "Record Date"). The assets in each such investment division of the Separate Account (the "Divisions") are invested in the shares of beneficial interest of one or both of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio") and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio") (each "Brinson Portfolio"), each a series of Brinson Series Trust (the "Brinson Trust").

     Each such insurance company is required to offer Contract Owners the opportunity to instruct it, as owner of all Brinson Trust shares held by the Separate Account, as to how it should vote on the proposals to be considered at the Special Meeting of the shareholders of one or more of the Brinson Portfolios referred to in the preceding notice, and at any adjournments thereof (collectively, the "Special Meeting").

     The proposals to be considered at the Special Meeting are discussed in the enclosed Prospectus/Proxy Statement. Contract Owners are urged to read the enclosed Prospectus/Proxy Statement prior to completing the ballot.

     This Information Statement and the accompanying ballot are being mailed to Contract Owners on or about January [15], 2002.

                     HOW TO INSTRUCT YOUR INSURANCE COMPANY

     To instruct your insurance company as to how to vote its shares of beneficial interest of the Brinson Trust (the "Shares") held in the Divisions, Contract Owners are asked to promptly mark their voting instructions on the enclosed ballot; then, sign, date and mail it in the accompanying postage-paid envelope.

                  IF A BALLOT IS NOT MARKED TO INDICATE VOTING
                 INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED,
                     IT WILL BE TREATED AS AN INSTRUCTION TO
               VOTE THE SHARES IN FAVOR OF EACH OF THE PROPOSALS.

     The number of Shares held in the Divisions for which a Contract Owner may provide voting instructions (in the aggregate, "Shares Attributable to Contract Owners") was determined for each Division as of the Record Date by dividing (i) a Contract's account value (minus any contract indebtedness) allocable to the Division by (ii) the net asset value of one share of the respective Brinson Portfolio.

     At any time prior to your insurance company's voting of the Shares held in the Divisions at the Special Meeting, a Contract Owner may revoke his or her ballot with respect to either of the Divisions by properly executing a later-dated voting instruction card.

                      HOW YOUR INSURANCE COMPANY WILL VOTE

     Your insurance company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. The Shares Attributable to Contract Owners in each Division for which your insurance company receives no timely voting instructions will be voted by it for and against approval of a proposal, and as an abstention, in the same proportion as the Shares Attributable to Contract Owners for which it receives voting instructions. Shares attributable to amounts retained by such insurance company in each Division will be voted in the same proportion as votes cast by Contract Owners in respect of each Division.

                                  OTHER MATTERS

     Brinson Trust is not aware of any matters, other than the specified proposals, to be acted upon at the Special Meeting. If any other matters come before the Special Meeting, your insurance company will vote the Shares upon such matters in its discretion. Ballots may be solicited by employees of MIS Corporation and its subsidiaries. The solicitation will be by mail and may also be by telephone, telegram or personal interview. Brinson Trust reserves the right to vote for Adjournment of the Special Meeting for the purpose of further solicitation of ballots. MIS Corporation has been retained to assist with solicitation activities (including assembly and mailing of materials to Contract Owners).

     If the necessary quorum to transact business or the vote required to approve or reject the proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments at the Special Meeting, in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those voting instructions which have been voted in favor of the proposals and will vote against any such adjournment those voting instructions which have been voted against the proposal.

                                       Amy R. Doberman
                                       SECRETARY
                                       BRINSON SERIES TRUST


     PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED BALLOT; THEN SIGN, DATE AND MAIL IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE. IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED.

                              BRINSON SERIES TRUST

                           AGGRESSIVE GROWTH PORTFOLIO
                        STRATEGIC FIXED INCOME PORTFOLIO

                                    --------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                  TO BE HELD ON
                               FEBRUARY [25], 2002

                                    --------

To the Shareholders:

     This is to notify you that a Special Meeting of Shareholders of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio"), and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio"), each a series of Brinson Series Trust (the "Brinson Trust"), will be held on February [25], 2002 at 10:00 a.m. Eastern Time, at the offices of UBS PaineWebber Inc., 1285 Avenue of the Americas, New York, New York 10019, for the following purposes:

          1. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Aggressive Growth Portfolio to the Growth Portfolio (the "Alliance Growth Portfolio") of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"), in exchange for shares of the Alliance Growth Portfolio and the assumption by the Alliance Growth Portfolio of stated liabilities of the Brinson Aggressive Growth Portfolio, and the distribution of such shares to the shareholders of the Brinson Aggressive Growth Portfolio in liquidation and dissolution of the Brinson Aggressive Growth Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON AGGRESSIVE GROWTH PORTFOLIO ONLY.)

          2. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Strategic Fixed Income Portfolio to the U.S. Government/High Grade Securities Portfolio of the Alliance Fund (the "Alliance U.S./High Grade Portfolio"), in exchange for shares of the Alliance U.S./High Grade Portfolio and the assumption by the Alliance U.S./High Grade Portfolio of stated liabilities of the Brinson Strategic Fixed Income Portfolio, and the distribution of such shares to the shareholders of the Brinson Strategic Fixed Income Portfolio in liquidation and dissolution of the Brinson Strategic Fixed Income Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON STRATEGIC FIXED INCOME PORTFOLIO ONLY.)

          3. To transact such other business as may properly come before the meeting.

     The Trustees of the Brinson Trust have fixed the close of business on December 14, 2001 as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                       By order of the Board of Trustees,

                                       AMY R. DOBERMAN
                                       SECRETARY

New York, New York
January [15], 2002

     WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID RETURN ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                                              January 6, 2002

ACQUISITION OF THE ASSETS OF:      BY AND IN EXCHANGE FOR SHARES OF:
-----------------------------      ---------------------------------

Aggressive Growth Portfolio        Growth Portfolio
Strategic Fixed Income Portfolio   U.S. Government/High Grade Securities
                                   Portfolio

each a series of                   each a series of
Brinson Series Trust               Alliance Variable Products Series Fund, Inc.
  51 West 52nd Street                1345 Avenue of the Americas
  New York, New York 10019-6114      New York, New York 10105
  800-986-0088                       800-277-4618

     This Prospectus/Proxy Statement relates to the proposed acquisition (each an "Acquisition" and, collectively, the "Acquisitions") of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio") and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio") (each an "Acquired Portfolio" or a "Brinson Portfolio"), each a series of Brinson Series Trust ("Brinson Trust") by, respectively, the Growth Portfolio (the "Alliance Growth Portfolio), and the U.S. Government/High Grade Securities Portfolio (the "Alliance U.S./High Grade Portfolio") each a series of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund") (each an "Acquiring Portfolio" or an "Alliance Portfolio" and, collectively, together with the Brinson Portfolios, the "Portfolios"). The Acquisitions are to be effected through the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of common stock of that Acquiring Portfolio (the "Acquisition Shares") and the assumption by that Acquiring Portfolio of certain stated liabilities of the Acquired Portfolio. This will be followed by the distribution of the relevant Acquisition Shares to the shareholders of the Acquired Portfolio and the liquidation and dissolution of the Acquired Portfolio. As a result of the proposed transaction, each shareholder of an Acquired Portfolio will receive in exchange for his or her Acquired Portfolio shares a number of Acquisition Shares of the corresponding class equal in aggregate net asset value at the date of the exchange to the aggregate net asset value of the shareholder's Acquired Portfolio shares. This means that you may end up with a different number of shares than you originally held, but the total dollar value of your shares will not be affected by the Acquisition.

     Because shareholders of each Acquired Portfolio are being asked to approve transactions which will result in their receiving shares of the Acquiring Portfolio, this Proxy Statement also serves as a Prospectus for the Acquisition Shares of each Acquiring Portfolio.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus; any representation to the contrary is a criminal offense.

     The Alliance Fund is an open-end series management investment company organized as a

Maryland corporation with principal executive offices at 1345 Avenue of the Americas, New York, New York 10105.

     The investment objective of each Acquiring Portfolio is as follows:

          1. Alliance Growth Portfolio's investment objective is to provide long-term growth of capital. Current income is incidental to the Alliance Growth Portfolio's objective.

          2. Alliance U.S./High Grade Portfolio's investment objective is high current income consistent with preservation of capital.

     This Prospectus/Proxy Statement explains concisely what you should know before investing in an Acquiring Portfolio. Please read it carefully and keep it for future reference.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and are incorporated into this Prospectus/Proxy Statement by reference:

     - the current Prospectus of the Brinson Trust, dated May 1, 2001 (the "Brinson Prospectus");

     - the current Class A Prospectus of the Alliance Fund, as applicable, dated May 1, 2001 (each an "Alliance Prospectus"); and

     - the Statement of Additional Information relating to this Prospectus/Proxy Statement dated January 6, 2002 (the "Acquisition SAI").

     This Prospectus/Proxy Statement is accompanied by a copy of the Alliance Prospectus. For a free copy of the current Statement of Additional Information of the Alliance Fund, dated May 1, 2001 (the "Alliance SAI") or the Acquisition SAI, please call 800-277-4618 or write to the Alliance Fund at:

     Alliance Variable Products Series Fund, Inc.
     1345 Avenue of the Americas
     New York, New York 10105

     For a free copy of the Brinson Prospectus or the current Statement of Additional Information of the Brinson Trust dated May 1, 2001 (the "Brinson SAI"), please call 800-986-0088 or write to the Brinson Fund at:

     Brinson Series Trust
     51 West 52nd Street
     New York, New York 10019-6114

     You may lose money by investing in an Acquiring Portfolio. Any Acquiring Portfolio may not achieve its goals, and none of the Acquiring Portfolios is intended as a complete investment program. An investment in an Acquiring Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    OVERVIEW

PROPOSED TRANSACTION

     Brinson Advisors, Inc. ("Brinson Advisors") serves as the investment adviser and administrator to Brinson Aggressive Growth Portfolio and Brinson Strategic Fixed Income Portfolio. Nicholas-Applegate Capital Management, L.P. ("Nicholas-Applegate") has served as the sub-adviser for Brinson Aggressive Growth Portfolio since its inception in November 1993 pursuant to a sub-advisory contract dated April 19, 2001. Pacific Investment Management Company LLC ("PIMCO") has served as the sub-adviser for Brinson Strategic Fixed Income Portfolio since October 1995 pursuant to a sub-advisory contract dated May 5, 2000. Brinson Advisors proposed the Acquisitions to the Trustees of the Brinson Trust at a meeting on November 14, 2001 because it believes that the relatively small size of each Acquired Portfolio makes it difficult to manage it efficiently and neither Acquired Portfolio is likely to achieve the asset growth needed to assure its economic viability in the near future. As a result, Brinson Advisors believes that continuing to operate each Acquired Portfolio as a stand-alone fund is no longer consistent with the best interests of each Acquired Portfolio's shareholders. In addition, Brinson Advisors believes that each Acquired Portfolio's shareholders would benefit from the proposed Acquisition because each combined Portfolio would have a larger asset base to invest, which should provide greater opportunities for diversifying investments and realizing economies of scale. In addition, while there can be no assurance that the Acquisitions will result in savings in operating expenses to shareholders, each Acquisition is expected to result in lower aggregate operating expenses than those currently borne by the Acquired Portfolios.

     The Trustees of the Brinson Trust and the Directors of the Alliance Fund (the "Alliance Fund Directors") have approved the proposed Acquisitions on behalf of their respective Portfolios. Each Acquisition is proposed to be accomplished pursuant to an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the relevant Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of stated liabilities of the Acquired Portfolio, followed by the liquidation and dissolution of the Acquired Portfolio.

     As a result of the proposed Acquisitions, each Acquired Portfolio will receive a number of Class A Acquisition Shares of the corresponding Acquiring Portfolio equal in aggregate net asset value to the aggregate net asset value of the Acquired Portfolio being transferred that are attributable to the Class H shares of the Acquired Portfolio. Following the transfer, (i) the Acquired Portfolio will distribute to each of its Class H shareholders a number of full and fractional Class A Acquisition Shares equal in aggregate net asset value at the date of the exchange to the aggregate net asset value of the shareholder's Class H Acquired Portfolio shares and (ii) the Acquired Portfolio will be liquidated and dissolved.

     Shares of both the Acquired and the Acquiring Portfolios are sold without a front-end sales charge and are not subject to a contingent deferred sales charge ("CDSC"). You will not be charged a front-end sales load on the issuance of the Acquisition Shares, or a CDSC on Acquired Portfolio shares exchanged for Acquisition Shares. Neither Class A nor Class H shares pay 12b-1 fees.

     As described more fully below, the Brinson Trustees have approved, and recommend that shareholders of each Acquired Portfolio approve, the Acquisitions. For more information about the factors considered by the Brinson Trustees, see "Proposals - Background and Reasons for the Proposed Acquisitions."

OPERATING EXPENSES

     As the following tables suggest, each Acquisition should result in the relevant Acquired Portfolio shareholders experiencing lower portfolio expenses. These tables summarize expenses for Class H shares for the Acquired Portfolios and Class A shares for the Acquiring Portfolios:

     - that each Acquired Portfolio incurred during its fiscal year ended December 31, 2000;

     - that each corresponding Acquiring Portfolio incurred during its fiscal year ended December 31, 2000; and

     - that each corresponding Acquiring Portfolio would have incurred during such fiscal year, giving effect on a PRO FORMA combined basis to the proposed Acquisition, as if the Acquisition had occurred as of the beginning of such fiscal year.

     The tables are provided to help you understand your share of the operating expenses that each Portfolio incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each Portfolio, and in each Acquiring Portfolio on a PRO FORMA basis, over the specified periods. By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a Portfolio, or in a particular class of shares, with the costs of investing in other mutual funds.

     Please note that neither the tables nor the examples reflect any charges or expenses that may be applicable to your insurance contract. If such charges or expenses were reflected, the costs shown would be higher.

ANNUAL FUND OPERATING EXPENSES

                                  EXPENSES AS OF    EXPENSES AS OF      PRO FORMA
                                     12/31/00          12/31/00          EXPENSES
                                     --------          --------          --------
                                BRINSON AGGRESSIVE  ALLIANCE GROWTH  ALLIANCE GROWTH
                                 GROWTH PORTFOLIO      PORTFOLIO        PORTFOLIO
                                 ----------------      ---------        ---------
ANNUAL FUND OPERATING EXPENSES       CLASS H            CLASS A          CLASS A
------------------------------       -------            -------          -------
Management Fees                       0.80%              0.75%            0.75%
12b-1 Fees                            0.00%              0.00%            0.00%
Other Expenses                        0.62%              0.06%            0.06%
Total Annual Fund Operating
 Expenses                             1.42%              0.81%            0.81%

EXAMPLE OF FUND EXPENSES:

     An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                        1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                        ------   -------  -------  --------
Current Expenses
  Brinson Aggressive Growth Portfolio
    Class H                               $145     $449     $776    $1,702
  Alliance Growth Portfolio
    Class A                               $ 83     $259     $450    $1,002
PRO FORMA Expenses
  Alliance Growth Portfolio
    Class A                               $ 83     $259     $450    $1,002

ANNUAL FUND OPERATING EXPENSES

                                 EXPENSES AS OF    EXPENSES AS OF     PRO FORMA
                                    12/31/00          12/31/00         EXPENSES
                                    --------          --------         --------
                                BRINSON STRATEGIC     ALLIANCE         ALLIANCE
                                  FIXED INCOME     U.S./HIGH GRADE  U.S./HIGH GRADE
                                   PORTFOLIO         PORTFOLIO        PORTFOLIO
                                   ---------         ---------        ---------
ANNUAL FUND OPERATING EXPENSES      CLASS H           CLASS A          CLASS A
------------------------------      -------           -------          -------
Management Fees                      0.50%             0.60%             0.60%
12b-1 Fees                           0.00%             0.00%             0.00%
Other Expenses                       1.78%             0.35%             0.35%
Total Annual Fund Operating
  Expenses                           2.28%             0.95%             0.95%

EXAMPLE OF FUND EXPENSES:

     An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                             1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                             ------   -------  -------  --------
Current Expenses
  Brinson Strategic Fixed Income Portfolio
     Class H                                   $231     $712   $1,220    $2,615
  Alliance U.S./High Grade Portfolio
     Class A                                   $ 97     $303   $  525    $1,166
PRO FORMA Expenses
  Alliance U.S./High Grade Portfolio
     Class A                                   $ 97     $303   $  525    $1,166

FEDERAL INCOME TAX CONSEQUENCES

     As long as the contracts funded through the separate accounts of the insurance companies (the "Contracts") qualify as annuity contracts under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquisitions will not create any tax liability for owners of Contracts ("Contract Owners").

     For federal income tax purposes, both of the acquisitions should be tax-free reorganizations. Accordingly, no gain or loss is expected to be recognized by any Acquired Portfolio or its shareholders as a result of each Acquisition, and the aggregate tax basis of the Acquisition Shares received by each Acquired Portfolio shareholder will be the same as the aggregate tax basis of the shareholder's Acquired Portfolio shares.

     For more information about the federal income tax consequences of the Acquisition, see "Information about the Acquisitions-Federal Income Tax Consequences."

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     Each Acquired Portfolio's investment objective, while not identical to, is similar to that of the corresponding Acquiring Portfolio. The investment objectives of each Acquired Portfolio and its corresponding Acquiring Portfolio, and certain differences in their restrictions, are summarized below. Comparisons of the Portfolios' average annual total returns are also provided. For a more detailed description of the investment strategies, policies and restrictions of each Acquiring Portfolio, please see the Alliance Prospectus. For a more detailed description of the investment strategies, policies, and restrictions of each Acquired Portfolio, please see the Brinson Prospectus. For information concerning the risks associated with investments in the various Portfolios, see "Risk Factors," below.

BRINSON AGGRESSIVE GROWTH PORTFOLIO VS. ALLIANCE GROWTH PORTFOLIO

     The Brinson Aggressive Growth Portfolio and the Alliance Growth Portfolio have similar investment objectives. The Alliance Growth Portfolio's investment objective is to provide long-term growth of capital. Current income is only an incidental consideration. Brinson Aggressive Growth Portfolio's investment objective is to maximize long-term capital appreciation.

     The Alliance Growth Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. Similarly, the Brinson Aggressive Growth Portfolio invests primarily in common stocks of U.S. companies that its sub-advisor expects to grow faster than the average rate of companies in the S&P 500 Index. The Alliance Growth Portfolio emphasizes investments in large- and mid-cap companies, while the Brinson Aggressive Growth Portfolio has the flexibility to invest in companies of any size, including small cap companies. In general, however, the Brinson Aggressive Growth Portfolio invests the majority of its assets in mid-cap companies.

     The Brinson Aggressive Growth Portfolio may also invest in U.S. dollar denominated securities of foreign issuers, as well as bonds and derivatives. The Alliance Growth Portfolio also may invest up to 25% of its total assets in lower-rated fixed income securities and convertible bonds and up to 15% of its total assets in foreign securities. The Alliance Growth Portfolio generally will not invest in securities rated at the time of purchase below Caa- by Moody's or CCC- by S&P or Fitch or in securities judged by Alliance Capital to be of comparable investment quality. From time to time, however, the Alliance Growth Portfolio may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch), or securities of comparable quality if there are prospects for an upgrade or a favorable conversion into equity securities.

     The average annual total return for the Brinson Aggressive Growth Portfolio and the Alliance Growth Portfolio for certain periods is set forth in the chart below.

                     AVERAGE ANNUAL TOTAL RETURN COMPARISON
                                 AS OF 6/30/01*

                                                                       SINCE
                                       1 YEAR   5 YEARS   10 YEARS   9/15/94**
                                       ------   -------   --------   ---------
Brinson Aggressive Growth Portfolio   (16.63)%   11.86%     N/A       12.97%
Alliance Growth Portfolio             (28.97)%   12.52%     N/A       16.83%

* Performance shown is for Class H shares of the Brinson Aggressive Growth Portfolio and Class A shares of the Alliance Growth Portfolio and does not reflect any insurance account related charges or expenses. For further information about the Alliance Growth Portfolio's performance, including information about waivers/reimbursements that affect the Portfolio's performance, see the Alliance Prospectus.

** The commencement of operations of the Alliance Growth Portfolio; total return for the Brinson Aggressive Growth Portfolio since its actual inception date (11/2/93) is 11.58%.

BRINSON STRATEGIC FIXED INCOME PORTFOLIO VS. ALLIANCE U.S./HIGH GRADE PORTFOLIO

     The Brinson Strategic Fixed Income Portfolio has an investment objective that, although not identical, is generally compatible with that of the Alliance U.S./High Grade Portfolio. The Brinson Strategic Fixed Income Portfolio's investment objective is total return with low volatility, while the Alliance U.S./High Grade Portfolio's investment objective is high current income consistent with preservation of capital.

     Alliance U.S./High Grade Portfolio invests primarily in U.S. government securities (including those backed by mortgages), repurchase agreements and forward contracts relating to U.S. government securities and other debt securities (including mortgage- and asset-backed securities of private issuers) that are, at the time of the purchase, rated within one of the three highest grades assigned by S&P or Moody's or determined by Alliance Capital to be of comparable quality.

     The Brinson Strategic Fixed Income Portfolio invests primarily in mortgage and asset-backed securities of both government and private issuers, investment grade corporate bonds, U.S. and foreign government bonds and money market instruments. The Brinson Strategic Fixed Income Portfolio invests in bonds with varying maturities, and normally limits its overall portfolio duration to between 3 to 8 years.

     Brinson Advisors believes that Alliance U.S./High Grade Portfolio should provide a comparable investment opportunity for shareholders of Brinson Strategic Fixed Income Portfolio, although it should be noted that Alliance U.S./High Grade Portfolio generally is limited to more conservative investments than Brinson Strategic Fixed Income Portfolio. In this regard, shareholders should note the following:

- Alliance U.S./High Grade Portfolio does not have the ability to invest in securities issued by foreign governments. Although Brinson Strategic Fixed Income Portfolio has the ability to do so, less than 5% of its net assets were exposed to this sector during the years 2000-2001.

- Although Brinson Strategic Fixed Income Portfolio does not have a fundamental investment policy as to the minimum invested in U.S. government securities, during the years 2000-2001 it generally invested approximately more than 50% of its net assets in such sector.

- Alliance U.S./High Grade Portfolio is not permitted to invest in high yield bonds. Although permitted to invest up to 20% of its total assets in securities that are not investment grade but are rated at least B by S&P or Moody's, Brinson Strategic Fixed Income Portfolio has generally invested less than 10% of its total assets in such securities in recent years.

     The average annual total return for the Brinson Strategic Fixed Income Portfolio and the Alliance U.S./High Grade Portfolio for certain periods is set forth in the chart below.

                     AVERAGE ANNUAL TOTAL RETURN COMPARISON
                                 AS OF 6/30/01*

                                                                        SINCE
                                                  1 YEAR    5 YEARS    9/17/92**
                                                  ------    -------    ---------
Brinson Strategic Fixed Income Portfolio           9.89%     7.30%       6.57%
Alliance U.S./High Grade Securities Portfolio     10.40%     6.79%       5.97%

-----------

* Performance shown is for Class H shares of the Brinson Strategic Fixed Income Portfolio and Class A shares of the Alliance U.S./High Grade Portfolio and does not reflect any insurance account related charges or expenses. For further information about the Alliance U.S./High Grade Portfolio's performance, including information about waivers/reimbursements that affect the Portfolio's performance, see the Alliance Prospectus.

** The commencement of operations of the Alliance U.S./High Grade Securities Portfolio; total return for the Brinson Strategic Fixed Income Portfolio since its actual inception date (7/5/89) is 7.46%.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE AND REDEMPTION PROCEDURES

     Each of the Portfolios declares and pays dividends and net realized capital gains at least annually. Both the Brinson Trust and the Alliance Fund make income and capital gains distributions in shares of each Portfolio. It is expected that, shortly prior to the closing date of each Agreement and Plan of Acquisition and Termination (the "Closing Date"), each of the Acquired Portfolios will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed.

     The Acquired Portfolios and the Acquiring Portfolios have substantially the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Each day on which a Portfolio's net asset value is calculated, the Accounts transmit to that Portfolio any orders to purchase or redeem shares of that Portfolio based upon the purchase payments, redemption (surrender) requests and transfer requests from Contract Owners which are priced as of that day. The Portfolios may also suspend redemptions, if permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), for any period during which the New York Stock Exchange ("NYSE") is closed or during which trading is restricted by the SEC for the protection of a Portfolio's shareholders. Each Account purchases Class H shares of a Brinson Portfolio, or Class A shares of an Alliance Portfolio as applicable. Class H and Class A shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

     See the Alliance Prospectus and Alliance SAI and the Brinson Prospectus and the Brinson SAI for further information.

INVESTMENT ADVISORS

         Brinson Advisors is the investment advisor and administrator for each of the Brinson Portfolios. Nicholas-Applegate is the sub-advisor for Brinson Aggressive Growth Portfolio and PIMCO is the sub-advisor for Brinson Strategic Fixed Income Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") is the investment adviser of each of the Alliance Portfolios.

                           SUMMARY OF PRINCIPAL RISKS

     Certain risks associated with an investment in the Portfolios are summarized below. In general, the risks of an investment in an Acquiring Portfolio are substantially similar to the risks of an investment in the corresponding Acquired Portfolio. More detailed descriptions of the risks associated with an investment in an Acquiring Portfolio can be found in the Alliance Prospectus and the Alliance SAI. The value of your investment in an Acquiring Portfolio will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Portfolio's investments as a whole. These risks and the Portfolios particularly subject to each risk are summarized in a chart at the end of this section. Each of the Acquiring Portfolios could be subject to additional principal risks because the types of investments made by each Portfolio can change over time.

     MARKET RISK This is the risk that the value of a Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Each of the Portfolios is subject to this risk.

     INTEREST RATE RISK This is the risk that changes in interest rates will affect the value of a Portfolio's investments in debt securities, such as bonds, notes, and asset-backed securities, or other income-producing securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. Interest rate risk is particularly applicable to Portfolios that invest in fixed-income securities. Increases in interest rates may cause the value of a Portfolio's investments in such securities to decline.

     Even Portfolios that invest a substantial portion of their assets in the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk. Interest rate risk is, however, generally greater for those Portfolios that invest a significant portion of their assets in lower-rated securities or comparable unrated securities. Interest rate risk is also generally greater for Portfolios that invest in debt securities with longer maturities. Such risk may also be greater for the Portfolios that invest a substantial portion of their assets in mortgage-related or other asset-backed securities. The value of these securities is affected more by changes in interest rates because when interest rates rise, the maturities of these types of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because the Portfolios must reinvest their assets in debt securities with lower interest rates. Each of the Portfolios is subject to this risk.

     CREDIT RISK This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. High-yield, high-risk debt securities and similar unrated securities have speculative elements and are predominately speculative credit risks. Each of the Portfolios is subject to this risk.

     CAPITALIZATION RISK This is the risk of investments in small- to mid-capitalization companies. Investments in small-to-mid-cap companies may be more volatile than investments in large-cap companies. In addition, the Alliance Growth Portfolio's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. The Brinson Agressive Growth Portfolio is also subject to this risk.

     FOREIGN RISK This is the risk of investing in issuers located in foreign countries. All Portfolios that invest in foreign securities are subject to this risk. A Portfolio's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are not usually subject to the same degree of regulation as are U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect a Portfolio's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Portfolio could lose its entire investment. The Alliance Growth Portfolio and each Brinson Portfolio are subject to this risk.

     CURRENCY RISK This is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of a Portfolio's investments. Portfolios with foreign currency denominated investments are subject to this risk. The Alliance Growth Portfolio and each Brinson Portfolio are subject to this risk.

     DERIVATIVES RISK The Alliance U.S./High Grade Portfolio may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Alliance U.S./High Grade Portfolio will sometimes use derivatives as part of a strategy designed to reduce other risks. Generally, however, the Portfolios use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risks than if used solely for hedging purposes. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, rates or indices. Each
Brinson Portfolio is also subject to this risk.

     MANAGEMENT RISK Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance Capital will apply its investment techniques and risk analyses in making investment decisions for the Alliance Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, the use of derivatives and other investment techniques may be unavailable or Alliance Capital may determine not to use them, possibly even under market conditions where their use could benefit an Alliance Portfolio.

CHART OF PRINCIPAL RISKS BY PORTFOLIO

     The following chart summarizes the principal risks of each Alliance Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times.

                        INTEREST                     CAPITALI-                         DERIVA-    MANA-
                          RATE     CREDIT   MARKET    ZATION     FOREIGN   CURRENCY    TIVES     GEMENT
     PORTFOLIO            RISK      RISK     RISK      RISK       RISK       RISK       RISK      RISK
     ---------            ----      ----     ----      ----       ----       ----       ----      ----
US Government/High
 Grade Securities
 Portfolio                 X          X        X                                          X         X

Growth
 Portfolio                 X          X        X         X          X          X                    X

                         SPECIAL MEETING OF SHAREHOLDERS

     This Prospectus/Proxy Statement is being furnished in connection with a Special Meeting of Shareholders of each Acquired Portfolio to be held on February [25], 2002 or at such later time as may be made necessary by adjournment (the "Meeting") and the solicitation of proxies by and on behalf of the shareholders of the Acquired Portfolios for use at the Meeting. The Meeting is being held to consider the proposed Acquisition of each Acquired Portfolio with the corresponding Acquiring Portfolio by the transfer of all of the Acquired Portfolio's assets and its stated liabilities to the Acquiring Portfolio (Proposals 1 and 2). This Prospectus/Proxy Statement and the enclosed form of proxy are initially being mailed to shareholders on or about January [15], 2002.

     The Brinson Trustees know of no matters to be brought before the Meeting other than those set forth herein. If, however, any other matters properly come before the Meeting, it is the Brinson Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     If a Reorganization is not approved by shareholders at the Meeting, each applicable Acquired Portfolio will continue to operate as a series of Brinson Trust and the Brinson Trustees will then consider other options and alternatives for the future of such Acquired Portfolio, including the liquidation of the Acquired Portfolio or resubmitting the proposal for shareholder approval.

                                  THE PROPOSALS

APPROVAL OF AGREEMENT AND PLAN OF ACQUISITION AND TERMINATION

     The shareholders of the Brinson Aggressive Growth Portfolio are being asked to approve an Acquisition between the Brinson Aggressive Growth Portfolio and the Alliance Growth Portfolio (Proposal 1) and the shareholders of the Brinson Strategic Fixed Income Portfolio are being asked to approve a Acquisition between the Brinson Strategic Fixed Income Portfolio and the Alliance U.S./High Grade Portfolio (Proposal 2). Each Acquisition is proposed to take place pursuant to an Agreement and Plan of Acquisition and Termination between the Acquired Portfolio and the Acquiring Portfolio (the "Agreements"), each of which is in the form attached to this Prospectus/Proxy Statement as Appendix A.

     Each Agreement provides, among other things, for the transfer of all of the assets of the relevant Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for (i) the issuance to the Acquired Portfolio of the Class A Acquisition Shares, the number of which will be calculated by dividing the value of the net assets attributable to the Class H shares of the Acquired Portfolio acquired by the Acquiring Portfolio by the net asset value per Class A share of the relevant Acquiring Portfolio and (ii) the assumption by the relevant Acquiring Portfolio of all of the stated liabilities of the Acquired Portfolio, all as more fully described below under "Information About the Acquisitions."

     After receipt of the Acquisition Shares, each Acquired Portfolio will cause the Class A

Acquisition Shares to be distributed to its Class H shareholders in termination of the Acquired Portfolio. Each shareholder of an Acquired Portfolio will receive a number of full and fractional Class A Acquisition Shares equal in value, as of Closing Date, to the aggregate value of the shareholder's Class H Acquired Portfolio shares.

TRUSTEES' RECOMMENDATIONS

     The Brinson Trustees have voted unanimously to approve each Acquisition and to recommend that respective shareholders of each Acquired Portfolio also approve the Acquisition.

REQUIRED SHAREHOLDER VOTE

     Approval of each Acquisition requires the approval of a "majority of the outstanding voting securities" of the Portfolio, which, as defined in the 1940 Act, means the lesser of (A) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (B) more than 50% of the outstanding shares of the Portfolio.

BACKGROUND AND REASONS FOR THE PROPOSED ACQUISITIONS

     The Brinson Trustees, including all of the Brinson Trustees who are not "interested persons" of the Brinson Portfolios (the "Independent Trustees"), have unanimously determined that each Acquisition would be in the best interests of the respective Acquired Portfolio's shareholders, and that the interests of each Acquired Portfolio's shareholders would not be diluted as a result of effecting its Acquisition. At a meeting held on November 14, 2001, the Brinson Trustees unanimously approved each proposed Acquisition and recommended submission to shareholders. In determining whether to approve each Acquisition and to recommend its approval to shareholders, the Brinson Trustees, including the Independent Trustees, considered the potential impact of the Acquisitions on Brinson Trust shareholders and a variety of factors relating thereto, including among others: 1) the expertise, resources and historical performance of Alliance Capital; 2) the viability of, and expense involved in operating, each Acquired Portfolio on a stand-alone basis; 3) the terms and conditions of the Agreements and Plans of Acquisition and Termination, including provisions intended to avoid any dilution of shareholder interests; 4) the compatibility of the investment objectives, policies and limitations of each Acquired Portfolio and corresponding Acquiring Portfolio; 5) the historical and projected operating expenses of the Acquired Portfolios and the Acquiring Portfolios; 6) the historical performance of the Acquired Portfolios and the Acquiring Portfolios;
7) the fact that Brinson will bear all of the expenses associated with the Acquisitions; 8) any direct or indirect costs to be incurred by the Acquired Portfolios or Acquiring Portfolios as a result of each Acquisition; 9) the tax consequences of each Acquisition; and 10) possible alternatives to the Acquisitions.

     In reaching the decision to recommend approval of each Acquisition, the Brinson Trustees concluded that each Acquisition is in the best interests of each Acquired Portfolio and its respective shareholders. The principal reasons why the Brinson Trustees recommend each Acquisition are as follows:

     (i) SUSTAINABLE DECREASES IN OVERALL EXPENSES. The Acquisitions are expected to result in aggregate operating expenses that would be lower than those expected to be borne by the Acquired Portfolios as described more fully in the Overview under "Operating Expenses." Of course, there can be no assurance that the Acquisitions will result in savings in operating expenses to shareholders.

     (ii) COMPATIBILITY OF INVESTMENT OBJECTIVES AND POLICIES. The investment objective, policies, and restrictions of each Acquiring Portfolio are, in general, compatible with those of each corresponding Acquired Portfolio. Although the investment objectives and policies of certain of the Acquired Portfolios are different from those of the corresponding Acquiring Portfolios (as described above in "Comparison of Investment Objectives, Policies and Restrictions"), because of the similarity between the broader goals of each Acquiring Portfolio and those of its respective Acquired Portfolio, the Brinson Trustees believe that an investment in shares of each Acquiring Portfolio will provide Acquired Portfolio shareholders with an investment opportunity comparable to that currently afforded by the corresponding Acquired Portfolio.

                       INFORMATION ABOUT THE ACQUISITIONS

AGREEMENT AND PLAN OF ACQUISITION AND TERMINATION

     Each proposed Agreement and Plan of Acquisition and Termination provides that the relevant Acquiring Portfolio will acquire all of the assets of the corresponding Acquired Portfolio in exchange for the issuance of Class A Acquisition Shares and for the assumption by the Acquiring Portfolio of the stated liabilities of the Acquired Portfolio, all as of the Effective Time (defined in each Agreement to be 4:00 p.m. on the Closing Date). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     At the Effective Time, each Acquired Portfolio will sell all of its assets to the corresponding Acquiring Portfolio, and, in exchange, the Acquiring Portfolio will assume the stated liabilities of the Acquired Portfolio and deliver to the Acquired Portfolio a number of full and fractional Class A Acquisition Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Portfolio attributable to its Class H shares, less the value of the liabilities of the Acquired Portfolio assumed by the Acquiring Portfolio attributable to the Class H shares of the Acquired Portfolio.

     At or as soon as reasonably practical after the Effective Time, each Acquired Portfolio will terminate by transferring to its shareholders of record as of the Effective Time the full and fractional Acquisition Shares received by the Acquired Portfolio, with Class A Acquisition Shares being distributed to holders of Class H shares of the Acquired Portfolio. As a result of the proposed transaction, each holder of Class H shares of the Acquired Portfolio will receive a number of Class A Acquisition Shares equal in aggregate net asset value at the Effective Time to the aggregate net asset value of the Class H shares of the Acquired Portfolio held by the shareholder. Each Acquiring Portfolio shall record on its books the ownership by the corresponding Acquired Portfolio's shareholders of the Class A Acquisition Shares, and the Acquired Portfolio shall simultaneously redeem and cancel on its books all of its issued and outstanding Class H shares.

     The consummation of each Acquisition is subject to the conditions set forth in the Agreement, any of which may be waived by the party entitled to its protections, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated and the Acquisition abandoned at any time, before or after approval by the shareholders of the Acquired Portfolio, prior to the Effective Time, by a majority of either the Alliance Fund Directors or the Brinson Trustees if (i) any of the Portfolio's conditions precedent as set forth in the Agreement has not been fulfilled or (ii) the Alliance Fund Directors or the Brinson Trustees determine that the consummation of the Acquisition is not in the best interests of the Portfolio or its shareholders and gives notice of such termination to the other party.

     All expenses incurred in connection with the Agreement, and all transactions contemplated thereby, will be borne by Brinson Advisors. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Code. Neither Brinson Advisors nor the Brinson Trust is currently aware of any such expenses and neither Brinson Advisors nor the Brinson Trust believe that any will be incurred in connection with the Acquisitions.

INDEMNIFICATION OF ACQUIRING FUNDS

     In connection with the Acquisitions, Brinson Advisors has agreed to indemnify each Acquiring Fund and its affiliates from and against losses which it may suffer as a result of any liabilities of the respective Acquired Fund, whether absolute, accrued, contingent or otherwise, and to reimburse such Acquiring Fund and its affiliates for any reasonable legal or other costs and expenses incurred by it or its affiliates in connection with discharging, investigating or defending against any such liability.

DESCRIPTION OF THE ACQUISITION SHARES

     Full and fractional Acquisition Shares will be issued to each Acquired Portfolio's shareholders in accordance with the procedure under the Agreement as described above. The Acquisition Shares are Class A shares of the Acquiring Portfolio, which have characteristics substantially similar to those of the Class H shares of each Acquired Portfolio. Class H and Class A shares are purchased at net asset value.

     Each of the Acquisition Shares will be fully paid and nonassessable by the Acquiring Portfolio when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     See the Alliance Prospectus for more information about the characteristics of Class A shares of the Acquiring Portfolios.

ORGANIZATION

     The following is a summary of the major differences between the governing documents and laws applicable to each of the Acquiring Funds and the Acquired Funds.

     The Brinson Trust is organized as a Massachusetts business trust and the Alliance Fund is organized as a Maryland corporation. Except as otherwise noted below, the provisions of Maryland law, the Articles of Incorporation (the "Alliance Articles") and the Bylaws (the "Alliance Bylaws") of the Alliance Fund are substantially similar to those of Massachusetts law, the Declaration of Trust (the "Brinson Declaration of Trust") and the Bylaws (the "Brinson Bylaws") of the Brinson Trust. All of the Acquiring Portfolios and the Acquired Portfolios are subject to registration and regulation under the 1940 Act.

MEETINGS OF SHAREHOLDERS

     The Brinson Declaration of Trust gives the Brinson Trustees and shareholders holding at least 10% of the shares then outstanding the right to call (or cause to be called) a special meeting of shareholders. By contrast, the Alliance Bylaws enable a special meeting of the shareholders to be called by the chairman of the board, the president, the Board of Directors, or upon the written request of shareholders entitled to cast 25% of the votes at such special meeting, by the secretary.

QUORUMS

     The Brinson Declaration of Trust provides that a majority of shares entitled to vote constitutes a quorum at a shareholders' meeting. The Alliance Articles provide that one-third of the shares entitled to vote constitutes a quorum at shareholder meetings. Unlike the Brinson Declaration of Trust, which provide that a majority of Trustees constitutes a quorum for a meeting of Trustees, the Alliance Bylaws provide that one-third of the Directors (but no fewer than two) constitutes a quorum for a meeting of Directors.

NUMBER OF DIRECTORS

     The Brinson Declaration of Trust provides for a minimum of one and a maximum of 15 Trustees. The Alliance Articles provide that the number of Directors shall initially be one and may be increased or decreased by a majority of the entire board of directors, but shall not be greater than 20.

REMOVAL OF TRUSTEES OR DIRECTORS

     The Brinson Declaration of Trust provides that a Trustee may be removed (i) with or without cause at any time by written instrument signed by at least two-thirds of the Trustees, or (ii) at any special meeting of shareholders of the Brinson Trust by a vote of at least two-thirds of the outstanding shares. Pursuant to Maryland law and the Alliance Bylaws, any Director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast.

INDEMNIFICATION OF TRUSTEES, DIRECTORS AND OFFICERS

     The Brinson Declaration of Trust provides that every person who is or has been a Trustee or an officer shall be indemnified to the fullest extent permitted by Massachusetts law against all liabilities and against all expenses reasonably incurred in connection with any indemnifiable claim. However, no indemnification is provided (i) to any person who is adjudicated by a court (a) to be liable to the Brinson Trust by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties, or (b) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Brinson Trust, or (ii) in the event of a settlement, unless there is a determination that the Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (a) by the court approving the settlement, (b) by a majority of the disinterested Trustees, or (c) by written opinion of independent legal counsel.

     Similarly, the Alliance Articles indemnify current and former directors and officers and those persons who, at the Alliance Fund's request serve or have served another organization as a director or officer to the maximum extent permitted under Maryland law. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or
(b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Personal Liability").

     Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director's expenses in cases involving Corporate Liability or Personal Liability.

     The Brinson Declaration of Trust provides that indemnification expenses may be paid in advance only if (i) there is an undertaking to repay the advance and appropriate security for such undertaking is given, (ii) the relevant Portfolio is insured against losses arising from any such advance payments, or (iii) either a majority of the disinterested Trustees, or independent legal counsel, in a written opinion, determines that there is reason to believe that the indemnified persons will be found to be entitled to indemnification. Under Maryland law, indemnification expenses may be paid in advance of the final disposition if a director provides (i) a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the amount if it is determined that the standard of conduct has not been met. This undertaking need not be secured.

PERSONAL LIABILITY

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Brinson Declaration of Trust disclaims shareholder liability for acts or obligations of the Brinson Trust and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the Brinson Trust, the Acquired Portfolios or the Brinson Trustees. The Brinson Declaration of Trust provides for indemnification out of Acquired Portfolio property for all loss and expense of any shareholder held personally liable for the obligations of the Acquired Portfolio. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Acquired Portfolio would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation.

TERMINATION

     The Brinson Declaration of Trust provides that the Brinson Trust or any series thereof may be terminated by a "majority of the outstanding voting securities" (which, as defined in the 1940 Act, means the lesser of (A) 67% or more of the shares of the portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (B) more than 50% of the outstanding shares of the portfolio) of the series or the Trust, or by the Trustees without obtaining a "majority of the outstanding voting securities" if a majority of the Trustees makes a determination that the continuation of a Series or the Trust is not in the best interests of such Series or Trust or their respective shareholders. Under Maryland law, a corporation may be dissolved by vote of the majority of the Directors.

AMENDMENTS

     The Brinson Declaration of Trust may be amended by a majority of the Brinson Trustees, as long as the amendment does not adversely affect the rights of any shareholder. If an Amendment adversely affects the rights of shareholders, it may be adopted by a majority of the

Brinson Trustees when authorized to do so by a "majority of the outstanding voting securities." The Brinson Bylaws may be amended by a majority of the Brinson Trustees. The Alliance Articles may be amended by a vote of two-thirds of all the votes entitled to be cast by the shareholders. The Alliance Bylaws may only be amended by the Directors.

FEDERAL INCOME TAX CONSEQUENCES

     As long as the Contracts funded through the separate accounts of the insurance company shareholders qualify as annuity contracts under Section 72 of the Internal Revenue Code, the Acquisitions will not create any tax liability for Contract Owners.

     Each Acquired Portfolio and each Acquiring Portfolio will receive an opinion from Ropes & Gray, special counsel to the Alliance Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Portfolio as a result of the Acquisition; (ii) under Section 354 of the code, no gain or loss will be recognized by shareholders of the Acquired Portfolio on the distribution of Acquisition Shares to them in exchange for their shares of the Acquired Portfolio; (iii) under Section 358 of the Code, the aggregate tax basis of the Acquisition Shares that the Acquired Portfolio's shareholders receive in exchange for their Acquired Portfolio shares will be the same as the aggregate tax basis of the Acquired Portfolio shares exchanged; (iv) under Section 1223(1) of the Code, an Acquired Portfolio's shareholder's holding period for the Acquisition Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Portfolio shares exchanged for the Acquisition Shares, provided that the shareholder held the Acquired Portfolio shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio as a result of the reorganization; (vi) under Section 362(b) of the Code, the Acquiring Portfolio's tax basis in the assets that the Acquiring Portfolio receives from the Acquired Portfolio will be the same as the Acquired Portfolio's tax basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Portfolio's holding period in such assets will include the Acquired Portfolio's holding period in such assets. The opinion will be based on certain factual certifications made by officers of Brinson Advisors and Alliance Capital and will also be based on customary assumptions and qualifications.

     A substantial portion of the assets of each Acquired Portfolio has been or will be sold in connection with the Acquisitions of those Portfolios into the respective Acquiring Portfolios. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the selling Portfolio's basis in such assets. Any capital gains recognized in these sales will be distributed to the selling Portfolio's shareholders (but not Contract Owners) as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders (but not to the Contract Owners).

     For all of the Acquisitions, prior to the Exchange Date, the Acquired Portfolio will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

     The foregoing description of the federal income tax consequences of the Acquisitions is made without regard to the particular circumstances of any shareholder.

     Shareholders are therefore urged to consult their tax advisers as to the specific consequences to them of the Acquisitions, including the applicability and effect of state, local, foreign and other taxes.

CAPITALIZATION

     The following tables show the capitalization of each Acquired Portfolio and each Acquiring Portfolio as of June 30, 2001 and of each Acquiring Portfolio on a PRO FORMA basis as of that date, giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and stated liabilities of the corresponding Acquired Portfolio at net asset value:

                              CAPITALIZATION TABLES
                                    11/30/01
                                   (UNAUDITED)

                                  BRINSON AGGRESSIVE   ALLIANCE GROWTH    PRO FORMA
                                   GROWTH PORTFOLIO       PORTFOLIO       COMBINED
                                   ----------------       ---------       --------
                                       CLASS H             CLASS A        CLASS A
                                       -------             -------        -------
Net assets (000's omitted)              $5,352             225,880        231,232
Shares outstanding (000's
omitted)                                 1,082              13,771         14,097
Net asset value per share ($)           $ 4.95               16.40          16.40

                                   BRINSON STRATEGIC    ALLIANCE U.S./
                                    FIXED INCOME            HIGH
                                    ------------            GRADE         PRO FORMA
                                      PORTFOLIO          PORTFOLIO        COMBINED
                                      ---------          ---------        --------
                                       CLASS H            CLASS A         CLASS A
                                       -------            -------         -------
Net assets (000's omitted)             $2,772             103,096         105,868
Shares outstanding (000's
omitted)                                  254               8,536           8,765
Net asset value per share ($)          $10.90               12.08           12.08

                               VOTING INFORMATION

RECORD DATE, QUORUM AND METHOD OF TABULATION

     Shareholders of record of each Acquired Portfolio at the close of business on December 14, 2001 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of a majority of the shares of each Acquired Portfolio outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Shareholders of each Acquired Portfolio will vote only on the approval or disapproval of that Portfolio's Acquisition.

     Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Brinson Trustees as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of each Proposal for purposes of determining whether sufficient affirmative votes have been cast. Proxies with respect to which an Account has not received instructions will be voted for, voted against, or withheld from voting on each proposal in the same proportion as the other outstanding shares of the same Portfolio held by such Account are voted. The tellers will count broker non-votes as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Acquisition.

SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP

     As of the Record Date, as shown on the books of each Acquired Portfolio and each Acquiring Portfolio, there were issued and outstanding the following number of shares of beneficial interest of each class of each Acquired Portfolio and each class of each Acquiring Portfolio.

BRINSON SERIES TRUST                                                   CLASS H
--------------------                                                   -------

BRINSON AGGRESSIVE GROWTH PORTFOLIO                                    ______
BRINSON STRATEGIC FIXED INCOME PORTFOLIO                               ______

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                           CLASS A
--------------------------------------------                           -------

ALLIANCE GROWTH PORTFOLIO                                              ______
ALLIANCE U.S./HIGH GRADE SECURITIES PORTFOLIO                          ______

     As of the Record Date, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of each Brinson Portfolio and directors and officers owned in the aggregate less than of 1% of the outstanding shares of any class of each Alliance Portfolio. To the knowledge of the Brinson Trust's management, as of the Record Date, there were no Contract Owners with the ability to provide voting instructions with respect to more than 5% of a class of an Acquired Portfolio's shares. To the knowledge of the Alliance Fund's Management, as of the Record Date, there were no Contract Owners with the ability to give voting instructions with respect to more than 5% of a class of an Acquiring Portfolio's shares. However, the proportionate voting by the insurance companies of shares for which no voting instruction cards are returned may result in certain Contract Owners' instructions affecting the vote of 5% or more of the outstanding shares of a class. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. Brinson Advisors and the following insurance company separate accounts are shown on the Brinson Trust's records as owning 5% or more of a class of a Brinson Portfolio's shares as of the Record
Date:

PORTFOLIO                              PERCENTAGE OWNED       SHAREHOLDER
---------                              ----------------       -----------
BRINSON AGGRESSIVE GROWTH PORTFOLIO
- Class H Shares.                           ____%        UBS PaineWebber Life
                                                         Insurance Company
                                                         1285 Avenue of the
                                                         Americas
                                                         New York, New York
                                                         10019
                                            ____%        American Republic
                                                         Insurance Company
                                                         Attn: Annuity
                                                         Administration
                                                         P.O. Box 1
                                                         Des Moines, IA 50301
BRINSON STRATEGIC FIXED INCOME
PORTFOLIO
- Class H Shares.                           ____%        UBS PaineWebber Life
                                                         Insurance Company
                                            ____%        American Republic
                                                         Insurance Company
ALLIANCE GROWTH PORTFOLIO
- Class A Shares                            ____%        AIG Life Insurance
                                                         Company
                                                         One ALICO Plaza
                                                         600 N. King Street
                                                         Wilmington, DE 19801
                                            ____%        American International
                                                         Life Assurance
                                                         Company of New York
                                                         (American International
                                                         Life) 80 Pine Street,
                                                         New York, NY 10005
ALLIANCE U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
- Class A Shares                            ____%        AIG Life Insurance
                                                         Company

                                       33


                                            ____%        American International
                                                         Life

     The following PRO FORMA table shows the insurance company separate accounts that will own 5% or more of a class of an Acquiring Portfolio's shares giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and stated liabilities of the corresponding Acquired Portfolio at net asset value.

                                           PROFORMA
PORTFOLIO                              PERCENTAGE OWNED          SHAREHOLDER
---------                              ----------------       -----------
ALLIANCE GROWTH PORTFOLIO
- Class A Shares                            ____%        AIG Life Insurance
                                                         Company
                                            ____%        American
                                                         International Life
ALLIANCE U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
- Class A Shares                            ____%        AIG Life Insurance
                                                         Company
                                            ____%        American
                                                         International Life

CONTRACT OWNER INSTRUCTIONS

     Each Contract Owner is entitled to instruct his or her insurance company as to how to vote its shares and can do so by marking voting instructions on a ballot enclosed with the insurance company's information statement and this Prospectus/Proxy Statement and then signing, dating and mailing the ballot to the insurance company shareholder. If a ballot is not marked to indicate voting instructions, but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of each of the proposals. Each insurance company shareholder will vote the shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions and will vote those shares for which it receives no timely voting instructions for and against approval of a proposal, and as an abstention, in the same proportion as the shares for which it receives voting instructions. Shares attributable to amounts retained by each insurance company shareholder will be voted in the same proportion as votes cast by Contract Owners.

SOLICITATION OF INSTRUCTIONS

     Solicitation of instructions by personal interview, mail, or telephone, may be made by officers and Brinson Trustees and employees of Brinson Advisors and Alliance and their affiliates. The costs for solicitation of instructions, like the other costs associated with the Acquisitions, will be borne by Brinson Advisors. See "Information About The Acquisition."

REVOCATION OF INSTRUCTIONS

     Any Contract Owner giving instructions has the power to revoke such instructions by mail by executing superseding instructions or by voting in person. All properly executed instructions received in time for the Meeting will be voted as specified in the instructions.

SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS

     The Brinson Declaration of Trust does not provide for annual meetings of shareholders and the Brinson Trust does not currently intend to hold such a meeting in 2002. Shareholder proposals to be considered at any subsequent meeting of any Acquired Portfolio's shareholders must be received by the Brinson Trust within a reasonable period of time prior to any such meeting. If the Acquisition of an Acquired Portfolio is consummated, that Portfolio's existence will terminate on the Closing Date, or shortly thereafter, after which there would be no meetings of the shareholders of that Brinson Portfolio.

ADJOURNMENT

     If sufficient votes in favor of any Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned only with respect to one Proposal, any other Proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies, which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal. Brinson Advisors will pay the costs of any additional solicitation and of any adjourned session.

THIRD PARTY PROXY SOLICITATION

     As noted above MIS Corporation has been retained to assist with solicitation activities in connection with the Acquisitions (including assembly and mailing of materials to Contract Owners). Brinson Advisors has estimated the cost of these services to be approximately $_______.

                        INFORMATION ABOUT THE PORTFOLIOS

     Other information regarding the Acquired and Acquiring Portfolios, including information with respect to their investment objectives, policies and restrictions and financial histories, may be found in, respectively, the Brinson Prospectus, and the Brinson SAI, which are available free of charge upon request by calling 1-800-986-0088; and in the Alliance Prospectus (which accompanies this Prospectus/Proxy Statement), the Acquisition SAI, and the Alliance SAI, which are available free of charge upon request by calling 1-800-277-4618.

     Proxy materials, reports and other information filed by the Brinson Trust with respect to the Brinson Portfolios and by the Alliance Fund with respect to the Alliance Portfolios can be inspected and copied at the SEC's public reference room, located at 450 5th Street NW, Room

1200, Washington DC 20549. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference rooms. You may also access reports and other information about the Trusts on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may also obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the following file numbers:

File No. 811-4919: Brinson Series Trust

File No. 811-05398: Alliance Variable Products Series Fund, Inc.

         Certain information and commentary from the Acquiring Portfolios' most recent annual reports relating to the Acquiring Portfolios' recent investment performance is set forth in Appendix B to this Prospectus/Proxy Statement.

     Financial Highlights intended to help you understand each of the Acquired and Acquiring Portfolio's recent financial performance are incorporated by reference to the Acquisition SAI.

January 6, 2002

                                   APPENDIX A

            FORM OF AGREEMENT AND PLAN OF ACQUISITION AND TERMINATION

     [       ], 2002

     This Agreement and Plan of Acquisition and Termination (the "Plan") is made
as of this [      ] day of [            ], 2002, by and between
Portfolio (the "Acquiring Fund"), a series of Alliance Variable Products Series
Fund, Inc., a Maryland corporation ("AVP"), and [      ] Portfolio (the
"Acquired Fund"), a series of Brinson Series Trust, a Massachusetts business trust ("BST"). All agreements, representations, actions and obligations herein that are made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by AVP or BST, respectively, on its behalf.

     WHEREAS, the AVP and BST are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the Liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the net asset value of the Acquired Fund, and distribute such shares of the Acquiring Fund to the shareholders of the Acquired Fund (the "Acquisition") and that the Acquired Fund thereafter liquidate and dissolve; and

     WHEREAS, the parties intend that the Acquisition qualify as a "reorganization" within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that with respect to the Acquisition, the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     Now, therefore, the Acquiring Fund and the Acquired Fund agree as follows:

         1.  DEFINITIONS.

     In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

1933 Act                        Securities Act of 1933, as amended.

1934 Act                        Securities Exchange Act of 1934, as amended.

Assets All assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Fund or any class of the Acquired Fund's shares, as appropriate, at the Effective Time (or, for purposes of Section 4(d) hereof, the time of delivery of the list referred to therein), whether or not determinable at the Effective Time and wherever located, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Fund or attributable to any class of the Acquired Fund's shares and any deferred or prepaid expense shown as an asset on the Acquired Fund's books.

Closing Date                    Such date prior to March 31,  2002 as the
                                parties agree to or as soon as practicable thereafter as the parties agree to.

Effective Time                  4:00 p.m. Eastern  time on the Closing Date,
                                or such other Time time as the parties may agree to in writing.

Financial Statements            The audited financial statements of the
                                relevant Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of that Fund for its most recently completed semi-annual period.

Fund The Acquiring Fund and/or the Acquired Fund, as the case may be.

Liabilities                     All liabilities of the Acquired Fund at the
                                Effective Time, whether accrued or unaccrued, absolute or contingent or conditional or unmatured, but only to the extent disclosed or provided for in the most recent Financial
                                Statements of the Acquired Fund referred to in paragraph 6(i) and not identified by the Acquired Fund to the Acquiring Fund as having been paid or provided for on or prior to the Closing Date, or otherwise disclosed in writing to, and accepted by, the Acquiring
                                Fund as of the Valuation Time.

N-14 Registration Statement     The Registration Statement of the Acquiring
                                Fund on Form N-14 under the 1940 Act that will register the shares of the Acquiring
                                Fund to be issued in the Acquisition and will include the proxy materials necessary for the shareholders of the Acquired Fund to approve the Acquisition.

Valuation Time                  The time on the Closing Date, or the business
                                day immediately preceding the Closing Date if the Closing Date is not a business day or such other date as the parties may agree to in writing, when for purposes of this Plan the Acquiring Fund determines its net asset value per share and the Acquired Fund determines the net value of the Assets.

     2. REGULATORY FILINGS.

     The Acquiring Fund shall promptly prepare and file the N-14 Registration Statement with the SEC, and each Fund also shall make any other required or appropriate filings with respect to the actions contemplated hereby. Each Fund, if requested, shall use reasonable commercial efforts to cooperate in such filings.

     3. SHAREHOLDER ACTION

     As soon as practicable after the effective date of the N-14 Registration Statement, the Acquired Fund shall hold a shareholder meeting to consider and approve the Acquisition and this Plan, and such other matters as the Trustees of BST may determine. Such approval by the shareholders of the Acquired Fund shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired Fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violated upon the consummation of such transactions solely for the purpose of consummating such transactions.

     4. TRANSFER OF THE ACQUIRED FUND'S ASSETS. Each Fund shall take the following steps with respect to the Acquisition, as applicable:

     (a) Prior to the Effective Time, the Acquired Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed substantially all of its theretofore undistributed investment company taxable income, (as defined in section 852 of the Code), if any, and net capital gain (as defined in Code section 1222), if any.

     (b) At the Effective Time, the Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund, subject to the Liabilities. The Acquiring Fund shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) the Assets at or after the Effective Time shall become and be assets of the Acquiring Fund, and (ii) the Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

     (c) Within a reasonable period of time prior to the Closing Date, the Acquired Fund shall provide, if requested, a list of the Assets to the Acquiring Fund. The Acquired Fund may sell any Asset on such list prior to the Effective Time. After the Acquired Fund provides such list, the Acquired Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Fund which approval will not be unreasonably withheld. Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Fund will advise the Acquired Fund in writing of any investments shown on the list that the Acquiring Fund has determined to be inconsistent with its investment objective, policies and restrictions. The Acquired Fund will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions. In addition, if the Acquiring Fund determines that, as a result of the Acquisition, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, the Acquiring Fund will advise the Acquired Fund in writing of any such limitation and the Acquired Fund shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions.

     (d) The Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following basis:

          (1) the Acquiring Fund shall simultaneously issue and deliver to the Acquired Fund that number of full and fractional shares of common stock of each class of the Acquiring Fund, rounded to the third decimal place or such other decimal place as the parties may agree to in writing, determined by dividing the value of the Assets less the amount of the Liabilities attributable to a class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund.

          (2) For purposes of paragraph (1), the net asset value per share of each class of the Acquiring Fund shall be determined as of the Valuation Time in accordance with the Acquiring Fund's then applicable valuation procedures, and the value of the Assets and the amount of the Liabilities shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Fund.

          (3) The Acquired Fund shall deliver or make arrangements to deliver the Assets with good and marketable title to the custodian for the account of the Acquiring Fund. All cash shall be transferred in the form of immediately available funds payable to the order of the Acquiring Fund's custodian.

     (e) Promptly after the Closing Date, the Acquired Fund will deliver to the Acquiring Fund a statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

     5. TERMINATION AND DISSOLUTION OF THE ACQUIRED FUND, REGISTRATION OF SHARES OF THE ACQUIRING FUND AND ACCESS TO RECORDS. Each Fund also shall take the following steps, as applicable:

     (a) At or as soon as reasonably practicable after the Effective Time, the Acquired Fund shall terminate by transferring to shareholders of record of each class of the Acquired Fund full and fractional shares of common stock of the corresponding class of the Acquiring Fund equal in value to the shares of the class of the Acquired Fund held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that the Acquired Fund declared with respect to the class of the Acquired Fund's shares held by the shareholder before the Effective Time. The Acquiring Fund shall record on its books the ownership by the Acquired Fund's shareholders of the Acquiring Fund shares so transferred to such shareholders and the Acquired Fund shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each class of the Acquired Fund. The Acquiring Fund shall issue certificates representing the Acquiring Fund shares in accordance with the then current Acquiring Fund prospectus; provided, however, that the Acquiring Fund shall not issue certificates representing the Acquiring Fund shares to replace certificates representing Acquired Fund shares unless the Acquired Fund share certificates are first surrendered to the Acquiring Fund. Following distribution by the Acquired Fund to its shareholders of all of the shares of the Acquiring Fund delivered to the Acquired Fund, the Acquired Fund shall wind up its affairs and shall take all steps as are necessary and proper to dissolve as soon as is reasonably practical after the Effective Time.

     (b) At and after the Closing Date, the Acquired Fund shall provide the Acquiring Fund and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund's shareholders and the number and percentage ownership of the outstanding shares of each class of the Acquired Fund owned by shareholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

     6. CERTAIN REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. BST, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund is a series of BST, a business trust duly formed, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Plan. BST is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on BST. The Board of Trustees of BST duly established and designated each class of the Acquired Fund as a class of the Acquired Fund. BST is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect as of the Effective Time.

     (b) BST, on behalf of the Acquired Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Plan, and to consummate the transactions contemplated herein.

     (c) The Board of Trustees of BST has duly authorized the execution and delivery of this Plan by BST on behalf of the Acquired Fund and the transactions contemplated herein. Duly authorized officers of BST have executed and delivered this Plan on behalf of the Acquired Fund. Assuming that this Plan has been duly authorized and executed by AVP on behalf of the Acquiring Fund, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of its shareholders referred to in Section 3 hereof, the consummation of the transactions contemplated by this Plan will not, violate BST's Declaration of Trust, its By-Laws or any material agreement to which the Acquired Fund is subject. Except for the approval of the Acquired Fund's shareholders, BST does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein on behalf of the Acquired Fund.

     (d) The Acquired Fund has qualified as a regulated investment company under
Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and intends to continue to qualify as a regulated investment company thereunder for its taxable year ending upon the transfer of Acquiring Fund shares pursuant to Section 5(a) hereof.

     (e) The information pertaining to the Acquired Fund included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the shareholder meeting of the Acquired Fund for approval of the Acquisition and at the Effective Time shall (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

     (f) On behalf of the Acquired Fund, BST has duly authorized and validly issued all of the issued and outstanding shares of beneficial interest in the Acquired Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor are there any securities convertible into shares of the Acquired Fund.

     (g) The Acquired Fund shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions referred to in Section 4(b) hereof.

     (h) At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets free and clear of all liens, security interests and other encumbrances.

     (i) The Financial Statements of the Acquired Fund, copies of which have been previously delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and, if applicable, as of the most recently completed semi-annual period, and the results of the Acquired Fund's operations and changes in the Acquired Fund's net assets for the periods indicated in accordance with generally accepted accounting principles.

     (j) To the knowledge of the Acquired Fund, the Acquired Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in its Financial Statements or liabilities incurred in the ordinary course of business subsequent to the date of the most recent Financial Statement referencing Liabilities.

     (k) The Acquired Fund does not know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it. There are no facts that the Acquired Fund has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, or the Assets or its ability to consummate the transactions contemplated by this Plan.

     (l) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

     (m) The Acquired Fund has filed its federal income tax returns, copies of which have been previously made available to the Acquiring Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. The Acquired Fund will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

     (n) Since the date of the Financial Statements of the Acquired Fund, there has been no material adverse change in its financial condition, results of operations, business or Assets. For this purpose, negative investment performance shall not be considered a material adverse change.

     (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement.

     7. CERTAIN REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. AVP, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

     (a) AVP is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its assets and to carry out its obligations under this Plan. The Board of Directors of AVP duly established and designated the Acquiring Fund as a series of AVP and each class of shares of the Acquiring Fund as a class of the Acquiring Fund. AVP is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect as of the Effective Time.

     (b) On behalf of the Acquiring Fund, AVP has the power and all necessary federal, state and local qualifications and authorizations to own all of its assets, to carry on its business, to enter into and carry out this Plan, and to consummate the transactions contemplated herein.

     (c) The Board of Directors of AVP has duly authorized the execution and delivery of this Plan and the transactions contemplated herein by AVP on behalf of the Acquiring Fund. Duly authorized officers of AVP have executed and delivered this Plan. Assuming that this Plan has been duly authorized and executed by BST on behalf of the Acquired Fund, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Articles of Incorporation of AVP, its By-Laws or any material agreement to which the Acquiring Fund is subject. AVP does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

     (d) The Acquiring Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations and qualifies and intends to continue to qualify as a regulated investment company thereunder for its current taxable year.

     (e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the shareholder meeting of the Acquired Fund for the approval of the Acquisition and at the Effective Time, insofar as it relates to the Acquiring Fund shall (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

     (f) On behalf of the Acquiring Fund, AVP has duly authorized and validly issued all of the issued and outstanding shares of common stock of the Acquiring Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. AVP has duly authorized shares of the Acquiring Fund to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, such shares of the Acquiring Fund shall be validly issued, fully paid and non-assessable, and no stockholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of any such share. There are no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor are there any securities convertible into shares of the Acquiring Fund.

     (g) The Acquiring Fund does not know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it. There are no facts that the Acquiring Fund currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, its assets or its ability to consummate the transactions contemplated by this Plan.

     (h) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

     (i) AVP, on behalf of the Acquiring Fund, has filed its federal income tax returns, copies of which have been previously made available to the Acquired Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. AVP, on behalf of the Acquiring Fund, will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

     (j) Since the date of the Financial Statements of the Acquiring Fund, there has been no material adverse change in its financial condition, results of operations, business or assets. For this purpose, negative investment performance shall not be considered a material adverse change.

     (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Plan, other than the effectiveness of the N-14 Registration Statement.

     8. CONDITIONS TO THE OBLIGATIONS OF EACH FUND. The obligations of each Fund with respect to the Acquisition shall be subject to the following conditions precedent:

     (a) The shareholders of the Acquired Fund shall have approved the Acquisition in the manner required by BST's Declaration of Trust, its By-Laws and applicable law. If shareholders of the Acquired Fund fail to approve the Acquisition, that failure shall release the Funds of their obligations under this Plan.

     (b) Each of AVP and BST shall have delivered to the other party a certificate dated as of the Closing Date and executed in its name by its President, in a form reasonably satisfactory to the receiving party, stating that the representations and warranties of the Acquiring Fund or the Acquired Fund, as applicable, in this Plan are true and correct in all material respects at and as of the Effective Time.

     (c) AVP, on behalf of the Acquiring Fund, and BST, on behalf of the Acquired Fund, shall have performed and complied in all material respects with each of its representations and warranties required by this Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time.

     (d) There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund or the Acquiring Fund since December 31, 2000. For this purpose, negative investment performance shall not be considered a material adverse change.

     (e) The Acquiring Fund and the Acquired Fund shall have received an opinion of Ropes & Gray, in form and substance reasonably satisfactory to each of them, based upon representations made in certificates provided by the Funds, their affiliates and/or principal stockholders and dated as of the Closing Date, substantially to the effect that, based on facts and assumptions stated therein, for federal income tax purposes:

          (1) the Acquisition will constitute a "reorganization" within the meaning of section 368(a) of the Code and that the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          (2) each stockholder of the Acquired Fund will recognize no gain or loss on such stockholder's receipt of shares of the Acquiring Fund (including any fractional share to which the stockholder may be entitled) in exchange for the stockholder's shares of the Acquired Fund in connection with the Acquisition;

          (3) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of all of the Assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities pursuant to this Plan or upon the distribution of shares of the Acquiring Fund to stockholders of the Acquired Fund in exchange for their respective shares of Acquired Fund;

          (4) the holding period and tax basis of the Assets acquired by the Acquiring Fund will be the same as the holding period and tax basis that the Acquired Fund had in such Assets immediately prior to the Acquisition;

          (5) the aggregate tax basis of the Acquiring Fund shares received in connection with the Acquisition by each stockholder of the Acquired Fund (including any fractional share to which the stockholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefore;

          (6) the holding period of the Acquiring Fund shares received in connection with the Acquisition by each stockholder of the Acquired Fund (including any fractional share to which the stockholder may be entitled) will include the holding period of the shares of the Acquired Fund surrendered in exchange therefore, provided that such Acquired Fund shares constitute capital assets in the hands of the stockholder as of the Closing Date; and the Acquiring Fund will succeed to the capital loss carryovers of the Acquired Fund, if any, under Section 381 of the Code, but the use by the Acquiring Fund of any such capital loss carryovers (and of capital loss carryovers of the Acquiring Fund) may be subject to limitation under section 383 of the Code.

     (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the shares of the Acquiring Fund, and the SEC shall not have instituted and to the knowledge of the Acquiring Fund shall not be contemplating instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

     (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Acquisition.

     (h) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

     (i) Neither party shall have terminated this Plan pursuant to Section 12 of this Plan.

     9. ADDITIONAL CONDITIONS TO THE OBLIGATIONS OF THE ACQUIRED FUND. The obligations of the Acquired Fund with respect to the Acquisition shall be subject to the following additional conditions precedent:

     (a) The Acquired Fund shall have received an opinion of counsel to AVP in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, substantially to the effect that:

          (1) AVP is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act, and the Acquiring Fund is a duly established series thereof;

          (2) This Plan has been duly authorized, executed and delivered by AVP, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Plan by BST, on behalf of the Acquired Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of this Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material;

          (3) The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Acquiring Fund;

          (4) The execution and delivery of this Plan did not, and the consummation of the Acquisition will not, violate the Articles of Incorporation of AVP, its By-Laws or any agreement of the Acquiring Fund known to such counsel, after reasonable inquiry; and

          (5) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency is required for the Acquiring Fund to enter into this Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

     In rendering such opinion, counsel to AVP may (i) rely on the opinion of Maryland counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and
(v) rely on certificates of officers or directors of AVP as to factual matters.

     10. ADDITIONAL CONDITIONS TO THE OBLIGATIONS OF THE ACQUIRING FUND. The obligations of the Acquiring Fund with respect to the Acquisition shall be subject to the following additional conditions precedent:

     (a) The Acquiring Fund shall have received an opinion of Dechert, as counsel to the Acquired Fund, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, substantially to the effect that:

          (1) BST is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and is an open-end, management investment company registered under the 1940 Act, and the Acquired Fund is a duly established series thereof;

          (2) This Plan has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of this Plan by AVP, on behalf of the Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of this Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material;

          (3) The execution and delivery of this Plan did not, and the consummation of the Acquisition will not, violate the Declaration of Trust of BST, its By-Laws or any agreement of the Acquired Fund, known to such counsel, after reasonable inquiry; and

          (4) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency is required for the Acquired Fund to enter into this Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquired Fund.

     In rendering such opinion, Dechert may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or Trustees of BST as to factual matters.

     (b) Except to the extent prohibited by Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, the Acquired Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of its investment company taxable income, (as defined in Code section 852), if any, and all of its net capital gain (as defined in Code section 1222), if any.

     (c) The Acquiring Fund shall have received a letter from Brinson Advisors, Inc. in which Brinson Advisors, Inc. agrees to indemnify the Acquiring Fund and its affiliates in respect of any and all liabilities of the Acquired Fund that are not reflected in the net asset value of the Acquired Fund as of the Valuation Time, such agreement to be in a form satisfactory to the Acquiring Fund.

     11. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. No representations, warranties or covenants in or pursuant to this Plan (including certificates of officers) shall survive the completion of the transactions contemplated herein.

     12. TERMINATION OF PLAN. A majority of the Board of Directors of AVP or the Board of Trustees of BST may terminate this Plan at any time before the applicable Effective Time if: (i) the conditions precedent to the Fund's obligations set forth in Sections 8, 9 or 10, as appropriate, are not satisfied; or (ii) the Board of Directors of AVP or the Board of Trustees of BST determines that the consummation of the Acquisition is not in the best interests of the relevant Fund or its shareholders and gives notice of such termination to the other party.

     13. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of New York, except to the extent preempted by federal law, without regard to conflicts of law principles.

     14. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Plan.

     15. AMENDMENTS. The parties may, by agreement in writing authorized by its respective Board, amend this Plan at any time before or after the shareholders of the Acquired Fund approve the Acquisition. However, after shareholders of the Acquired Fund approve the Acquisition, the parties may not amend this Plan in a manner that materially alters the obligations of either party. This Section shall not preclude the parties from changing the Closing Date or the Effective Time by mutual agreement.

     16. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

     17. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of its obligations hereunder and execute all documents for or in connection with the consummation of the Acquisition as, with respect to such assurances or documents, the other shall deem necessary or appropriate.

     18. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Time, a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in the N-14 Registration Statement, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

     19. LIMITATION ON LIABILITIES. The obligations of each Fund shall not bind any of the directors, trustees, shareholders, nominees, officers, employees or agents of BST or AVP personally or any series of either AVP or BST except the parties hereto, but shall bind only the Acquired Fund or the Acquiring Fund, as appropriate. The execution and delivery of this Plan by an officer of either party shall not be deemed to have been made by the officer individually or to impose any liability on the officer personally, but shall bind only BST, on behalf of the Acquired Fund, or AVP, on behalf of the Acquiring Fund, as applicable.

     20. TERMINATION OF THE ACQUIRED FUND. If the parties complete the Acquisition, the Acquired Fund shall terminate and dissolve.

     21. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given in person or by telecopy, certified mail or overnight express courier to:

     For the Acquired Fund:

          [Acquired Fund] of Brinson Series Trust
          51 West 52nd St.
          New York, New York 10019
          Attention: Secretary

     For the Acquiring Fund:

          [Acquiring Fund] of Alliance Variable Products Series Fund, Inc. 1345 Avenue of the Americas
          New York, New York 10105
          Attention: Secretary

     22. EXPENSES. Brinson Advisors, Inc., the investment advisor to the Acquired Fund, will bear all expenses incurred in connection with this Plan, and all transactions contemplated hereby, whether or not the Acquisition is consummated.

     23. GENERAL. This Plan supersedes all prior agreements between the parties with respect to the subject matter hereof and may be amended only in writing signed by both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Whenever the context so requires, the use in this Plan of the singular will be deemed to include the plural and vice versa. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

     In Witness Whereof, the parties hereto have executed this Plan as of the day and year first above written.

                                        BRINSON SERIES TRUST, on behalf of
                                        [Acquired Fund]
Attest:
By:                                     By:

          Name:                                Name:
          Title:                               Title:

                                        ALLIANCE VARIABLE PRODUCTS SERIES
                                        FUND, INC., on behalf
                                        of [Acquiring Fund]
Attest:
By:                                     By:

          Name:                                Name:
          Title:                               Title:


Accepted and agreed with respect to
Section 22 only:

Brinson Advisors, Inc.
By:

Name:

Title:

                                   APPENDIX B

                 EXCERPTS FROM ALLIANCE FUND ANNUAL REPORT DATED
                                DECEMBER 31, 2000

                       MANAGEMENT DISCUSSION AND ANALYSIS

                                GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

     The Growth Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks and other equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio also may invest up to 25% of its total assets in lower-rated, fixed income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

MARKET REVIEW

     The market was nervous throughout 2000 as high valuations and rising interest rates created an unstable environment for equities. Rotation among sectors was dramatic between defensive groups, health care particularly, and more aggressive sectors such as telecommunications and technology. In the fourth quarter, a serious correction in the technology sector and related industries occurred as concerns about a slowing economy raised fears of earnings disappointments. This sell-off reduced a great deal of overvaluation but exacerbated investor fears regarding the rate of earnings growth in 2001.

INVESTMENT RESULTS(11)

     During the six- and 12-month periods ended December 31, 2000, the Portfolio returned -16.08% and -17.51%, respectively. The Portfolio's benchmarks, as represented by the Russell 1000 Growth Stock Index and the Standard and Poor's (S&P) 500 Stock Index, posted returns of -25.57% and -8.71%, respectively, for the six-month period, and -22.42% and -9.10% for the 12-month period, respectively.

     Higher volatility characterized the equity market in 2000. Dramatic price swings were particularly intense during the fourth quarter. Evidence that the economy was slowing made investors cautious about future earnings growth. Pre-announcements from technology companies as well as Home Depot, Inc. and consumer durables companies increased investor nervousness. The decline was particularly adverse for technology stocks, which were selling at significant price-to-earnings ratio premiums to the market. The correction was indiscriminate, taking companies with intact fundamentals down as much as those with questionable business models.

The Portfolio was underweighted in the technology sector versus growth indices throughout the year representation focused on leading companies was appropriate. This helped performance relative to the Russell 1000 Growth Stock Index, but hurt results relative to the S&P 500 Stock Index.

INVESTMENT OUTLOOK

     For some time, we have been expecting a slowdown in the economy led by the consumer where spending has been unsustainably strong. We were convinced that the Federal Reserve would keep real short-term rates high until slower growth was apparent. However, deceleration of growth was remarkably abrupt in the fourth quarter. Not only were investors taken aback by the severity of the slowdown, but the Federal Reserve was as well. The 50 basis point reduction in the Federal Funds Rate only three days into January signaled that the Federal Reserve did not want a recession. Going forward, we look for further rate cuts during the first half of the year depending on the tone of the economy. Slower consumer spending and reduction of excess inventories will likely subdue gross domestic product (GDP) growth in the first half of this year. Further, cutbacks in capital spending are generally expected. Inflation is expected to remain subdued, reflecting continued good productivity experience. An absence of any inflation threats gives the Federal Reserve latitude in further reducing rates. In the environment described above, profits are expected to be flat. To summarize, we look for GDP to grow around 2% in the first half of 2001, and to accelerate to 3% in the second half. Long term rates are likely to fluctuate between 5.0% and 6.0%. Inflation is estimated at 2.0% to 3.0%. In this environment, equities with intact earnings are likely to do well. Time will be required, however, before investors become comfortable with slower growth.

AREAS OF OPPORTUNITY

     Clearly, we believe this year will require even greater diligence in stock selection. We are constructive regarding equities, but believe the positive response to lower interest rates probably will be gradual. We believe the broad market indices have experienced most of the correction likely, and that stocks generally are priced attractively. The obvious exception is the technology sector, where concerns about disappointing earnings continue to create unprecedented price volatility. Patience will be required for the next one to two quarters, as investors assess the impact of lower interest rates and restoration of appropriate inventory levels. During this time, some of the Portfolio's more defensive holdings in health care and staples probably will continue to outperform. We intend to use the expected volatility in technology to consolidate holdings in those companies with unique products and undiminished leadership positions. We believe these stocks will respond strongly when investors become more comfortable about the prospect of growth resuming. Finally, financial services will continue to be an important position of the Portfolio for all the reasons previously cited: they are beneficiaries of consolidation both domestically and abroad; merger and acquisition activity likely will pick up as interest rates decline; and valuation levels are compelling. The proposed change by the Financial Accounting Standards Board
(FASB) to eliminate goodwill in corporate combinations also would be an added positive if passed.

     Average annual total returns are for the Portfolio's Class A shares.

INVESTMENT RESULTS AS OF DECEMBER 31, 2000(12)

     Listed below are the Portfolios' average annual total returns for Class A shares for the one-year, five-year (where applicable) and since inception periods ended December 31, 2000.

                                GROWTH PORTFOLIO

1 Year                                                                   17.51%
5 Years                                                                  18.99%
Since Inception (9/94)                                                   21.42%

PERFORMANCE UPDATE

     Past performance is no guarantee of future results.

     These charts illustrate the total value of an assumed $10,000 investment in each Portfolio as compared to the performance of an appropriate broad-based index for the time frames indicated for each Portfolio. Performance results for each Portfolio represent the Portfolio's total return at net asset value (NAV). An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any Alliance mutual fund.

                      U.S./HIGH GRADE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

     The U.S. Government/High Grade Securities Portfolio (the "Portfolio") seeks a high level of current income consistent with the preservation of capital by investing principally in a portfolio of U.S. government securities and other high-grade debt securities.

MARKET REVIEW

     Following a strong first half of the year, the U.S. economy lost momentum during the third and fourth quarters. U.S. gross domestic product (GDP) growth slowed from 5.2% in the first half of the year to 1.8% in the second half. Past interest-rate increases, lower stock prices and higher oil prices contributed to the slowdown. The Federal Reserve removed its tightening bias late in the year in response to slower economic growth.

     The U.S. bond market as measured by the Lehman Brothers Aggregate Bond Index (the "Index") returned 11.63% during 2000 its best annual return since 1995. In general, fixed-income securities benefited from slowing economic growth and weak equity markets in 2000. Among the traditional sectors of the Index, U.S. Treasuries posted the strongest result at 13.52%, followed by commercial mortgage-backed securities (CMBS) at 13.47%, U.S. agencies at 12.18%, mortgage-backed securities (MBS) at 11.16%, asset-backed securities (ABS) at 10.84% and investment-grade corporates at 9.39%. Higher-quality securities outperformed lower-quality securities as the economy slowed and investors sought out less risky instruments. U.S. Treasuries also benefited from the government's plan to use the fiscal surplus to reduce outstanding government debt. Longer-maturity issues outperformed shorter issues as expectations for interest rate cuts rose.

     The CMBS sector benefited from increased investor interest due to credit deterioration in other fixed-income sectors, as well as from sound commercial real estate fundamentals. Real estate markets in general remained healthy, and capital market participation in commercial real estate finance should mitigate some of the valuation fluctuations that have occurred in the past. In addition, the Department of Labor finally declared all investment-grade classes of CMBS to be ERISA eligible, which increased demand incrementally for double A through triple B rated CMBS securities. Rising prepayment expectations dampened MBS performance, though less so than we had anticipated. Because mortgage interest rates stand at their lowest level since the spring of 1999, more of the sector is subject to refinancing risk than at any time in the past three years. The investment-grade corporate sector posted relatively weak results because of deteriorating corporate earnings, rising defaults, tighter credit availability and expectations of weaker economic growth in 2000.

INVESTMENT RESULTS

     For the 12-month period ended December 31, 2000, the Portfolio returned 11.08%, compared with 12.78% for its composite benchmark (a blend of 67% Lehman Brothers (LB) Government Bond Index and 33% LB Credit Bond Index). In the first half of the year, our maturity structure detracted from our relative performance: our Treasury holdings were in a barbell structure, between short and long maturities when the Treasury yield curve became less inverted during the second quarter. However, our subsequent repositioning of our maturity structure in anticipation of a steepening yield curve added significantly to our relative returns in the second half of the year. In fact, our concern regarding a slowing economy and the resulting decline in interest rates proved well justified.

     The stock market weakened, consumers scaled back and the Treasury yield curve steepened as a result of slowing economic growth. The Portfolio also benefited from our underweighting of the corporate sector in light of slowing economic growth, and from our focus on higher-quality corporates in a deteriorating credit environment. The agency sector, in which we gradually increased holdings to an overweight position, also contributed to performance. Our mortgage security selection had the greatest negative impact on the Portfolio's relative returns. As interest rates declined and the Federal Reserve prepared to cut rates late in the year, the risk increased that homeowners would begin to refinance their higher-interest home loans. In response, we shifted into lower-coupon mortgage pass-throughs, which are better protected from this prepayment risk. When prepayment risk depressed mortgage performance less than we had anticipated in the fourth quarter, our holdings of lower-coupon mortgages dampened the Portfolio's relative performance.

INVESTMENT OUTLOOK

     While the odds of a "hard landing" for the U.S. economy have risen in recent months, the fact that the Federal Reserve moved so quickly in the new year to lower interest rates should help to ensure a "soft landing." We believe that the economy will slow in 2001 to a 2.5% to 3% growth rate, with most of the slowing coming in the first half.

     In our view, the Federal Reserve will likely continue to lower rates, the yield curve will steepen further and volatility will remain high. In anticipation of a steepening yield curve, we are concentrating the Portfolio in intermediate maturities. Within the government sector, we expect to remain overweighted in both Treasury and agency debt. On the one hand, lower rates and a steeper yield curve bode well for the corporate sector; on the other hand, the credit cycle is clearly in a downtrend, and earnings disappointments abound. Therefore, over the near term, we plan to maintain a neutral exposure to the sector. Falling interest rates and the rising prepayments that accompany them cause us to remain underweighted in mortgages and to focus our holdings on lower-coupon securities, which will be less subject to a wave of mortgage refinancings.

     Average annual total returns are for the Portfolio's Class A shares.

INVESTMENT RESULTS AS OF DECEMBER 31, 2000(14)

     Listed below are the Portfolios' average annual total returns for Class A shares for the one-year, five-year (where applicable) and since inception periods ended December 31, 2000.

                 U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO

1 Year                                                                   11.08%
5 Years                                                                   5.50%
Since Inception (9/92)                                                    5.95%

                               PERFORMANCE UPDATE

     Past performance is no guarantee of future results.

(14) Total returns are based on net asset value (NAV) performance for Class A shares and reflect reinvestment of dividends and/or capital gains distributions in additional shares. These figures do not reflect insurance company separate account or annuity contract charges, which would reduce total return to a contract owner. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                TABLE OF CONTENTS

SECTION TITLE                                                                    PAGE
-------------                                                                    ----
INTRODUCTION                                                                     1
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS                                        2, 7
PROSPECTUS/PROXY STATEMENT                                                       9
OVERVIEW                                                                         11
  Proposed Transaction                                                           11
  Operating Expenses                                                             12
  Federal Income Tax Consequences                                                14
  Comparison of Investment Objectives, Policies and Restrictions                 14
  Comparison of Distribution Policies and Purchase and Redemption Procedures     17
  Investment Advisors                                                            18
SUMMARY OF PRINCIPAL RISKS                                                       18
  Market Risk                                                                    18
  Interest Rate Risk                                                             18
  Credit Risk                                                                    19
  Capitalization Risk                                                            19
  Foreign Risk                                                                   19
  Currency Risk                                                                  19
  Derivatives Risk                                                               19
  Management Risk                                                                19
  Chart of Principal Risks by Portfolio                                          20
SPECIAL MEETING OF SHAREHOLDERS                                                  21
THE PROPOSALS                                                                    21
  Approval of Agreement and Plan of Acquisition and Termination                  21
  Trustees' Recommendations                                                      22
  Required Shareholder Vote                                                      22
  Background and Reasons for the Proposed Acquisitions                           22
INFORMATION ABOUT THE ACQUISITIONS                                               23
  Agreement and Plan of Acquisition and Termination                              23
  Indemnification of Acquiring Funds                                             24
  Description of the Acquisition Shares                                          24
  Organization                                                                   25
  Meetings of Shareholders                                                       25
  Quorums                                                                        25
  Number of Directors                                                            25
  Removal of Trustees or Directors                                               25
  Indemnification of Trustees, Directors and Officers                            26
  Personal Liability                                                             27
  Termination                                                                    27
  Amendments                                                                     27
  Federal income tax consequences                                                28

                       (continued on inside of back cover)

SECTION TITLE                                                                    PAGE
-------------                                                                    ----
  Capitalization                                                                 29
VOTING INFORMATION                                                               30
  Record date, quorum and method of tabulation                                   30
  Shares outstanding and beneficial ownership                                    30
  Contact Owner Instructions                                                     32
  Solicitation of instructions                                                   32
  Revocation of Instructions                                                     32
  Shareholder Proposals At Future Meetings of Shareholders                       33
  Adjournment                                                                    33
  Third Party Proxy Solicitation                                                 33
INFORMATION ABOUT THE PORTFOLIOS                                                 33
APPENDIX A: FORM OF AGREEMENT AND PLAN OF ACQUISITION AND TERMINATION            A-1
APPENDIX B: EXCERPTS FROM THE ALLIANCE FUND ANNUAL REPORT                        B-1
  Alliance Growth Portfolio                                                      B-1
  Alliance U.S./High Grade Portfolio                                             B-3

                     (continued from outside of back cover)

                  Alliance Variable Products Series Fund, Inc.

                                    Form N-14
                                     Part B

                       Statement of Additional Information
                                 January 6, 2002

     This Statement of Information (the "SAI") relates to the proposed mergers (each a "Merger" and collectively, the "Mergers") of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio") and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio"), (each an "Acquired Portfolio" or a "Brinson Portfolio"), each a series of Brinson Series Trust ("Brinson Trust"), into, respectively, the Growth Portfolio (the "Alliance Growth Portfolio) and the U.S. Government/High Grade Securities Portfolio (the "Alliance U.S./High Grade Portfolio") (each an "Acquiring Portfolio" or an "Alliance Portfolio" and, collectively, together with the Brinson Portfolios, the "Portfolios"), each a series of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").

     This SAI contains information which may be of interest to shareholders, but which is not included in the Prospectus/Proxy Statement dated January 6, 2002 (the "Prospectus/Proxy Statement") of the Acquiring Portfolios, which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers are to be effected through the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of beneficial interest of that Acquiring Portfolio (the "Merger Shares") and the assumption by that Acquiring Portfolio of the stated liabilities of the Acquired Portfolio. This will be followed by the distribution of the relevant Merger Shares to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Alliance Variable Products Series Fund, Inc., 1345 Avenue of the Americas, New York, New York, 10105, or by calling 1-800-221-5672.

                                Table of Contents

Item                                                                                   Page
I.   Additional Information about the Acquiring and the Acquired Portfolios              2
II.  Financial Statements                                                                2

     I. Additional Information about the Acquiring and the Acquired Portfolios.

     Incorporated by reference (1) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (filed on April 27, 2001) (Registration Nos. 33-18647 and 811-5398), and (2) to Post-Effective Amendment No. 32 to the Registration Statement of the Brinson Series Trust on Form N-1A (filed on April 20, 2001) (Registration Nos. [33-10438 ] and [811-4919]).

II.  Financial Statements.

     This SAI is accompanied by the unaudited Semi-Annual Reports for the six months ended June 30, 2001 and the Annual Reports for the year ended December 31, 2000 of each Acquiring Fund and Acquired Fund, which contain historical financial information regarding such Portfolios. The Annual Reports for the year ended December 31, 2000 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Such financial statements have been audited by Ernst & Young LLP, independent auditors, and have been incorporated herein by reference in reliance upon the report of said firm, which report has been given upon their authority as experts in auditing and accounting.

     Pro forma financial statements of the Alliance Growth Portfolio and the Alliance U.S./High Grade Portfolio are not provided because as of December 31, 2000, the net asset value of each of the Brinson Aggressive Growth Portfolio and the Brinson Strategic Fixed Income Portfolio does not exceed ten percent of the net asset value of, respectively, the Alliance Growth Portfolio and the Alliance U.S./High Grade Portfolio.

                  Alliance Variable Products Series Fund, Inc.

                                    Form N-14

                                     Part C

                                Other Information

                                 January 6, 2002



Item 15.        Indemnification

     It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), Article VII of the Registrants By-Laws filed as Exhibit (b) and Section 9 of the Distribution Services Agreement filed as Exhibit (e)(1) and Class B Distribution Services Agreement filed as Exhibit (e)(2). The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d)(1) in response to Item 23.

     Section 2-418 of the Maryland General Corporation Law reads as follows:

     2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS. - (a) In this section the following words have the meaning indicated.

          (1) Directors means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (2) Corporation includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessors existence ceased upon consummation of the transaction.

          (3) Expenses include attorneys fees.

          (4) Official capacity means the following:

                (i) When used with respect to a director, the office of director in the corporation; and

                (ii) When used with respect to a person other than a director as contemplated in subsection (i), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                (iii) Official capacity does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (5) Party includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (6) Proceeding means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                (b) (1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

                (i) The act or omission of the director was material to the matter giving rise to the proceeding; and

                    1.   Was committed in bad faith; or

                    2.   Was the result of active and deliberate dishonesty; or

                (ii) The director actually received an improper personal benefit in money, property, or services; or

                (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

          (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

          (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                (c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the directors official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                (d) Unless limited by the charter:

                    (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                    (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the directors liability took place.

            (e) (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                (2) Such determination shall be made:

            (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

            (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

            (iii)    By the stockholders.

            (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

            (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

            (f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                (i) A written affirmation by the director of the directors good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                (2) The undertaking required by subparagraph (ii) of paragraph
     (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

            (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

            (h) This section does not limit the corporations power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

            (i) For purposes of this section:

                (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the directors duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the directors duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

            (j) Unless limited by the charter:

                (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

            (k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such persons position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

                (1) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

     Article EIGHTH of the Registrant's Articles of Incorporation reads as follows:

     EIGHTH: To the maximum permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another Corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities. The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

     The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrants Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrants Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party directors), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     ARTICLE VII, Section 1 through Section 6 of the Registrants By-laws reads as follows:

     Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct).

     Section 2. ADVANCES. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (disinterested non-party directors), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     Section 3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

     Section 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

     Section 5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

     Section 6. AMENDMENTS. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall effect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

     The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

Item 16. Exhibits

     The number of each exhibit relates to the exhibit designation in Item 16 of Form N-14.

1.   (a)     Articles of Incorporation of the Registrant - Incorporated by
     reference to Exhibit 1(a) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (b) Articles Supplementary to the Articles of Incorporation of the Registrant dated September 26, 1990 and filed September 28, 1990 - Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (c) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 25, 1991 and filed June 26, 1991 - Incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (d) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 16, 1994 and filed February 22, 1994 - Incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (e) Articles Supplementary to the Articles of Incorporation of the Registrant dated August 23, 1994 and filed August 24, 1994 - Incorporated by reference to Exhibit 1(d) to

     Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) with the Securities and Exchange Commission filed on May 1, 1995.

     (f) Articles of Amendment to the Articles of Incorporation of the Registrant dated October 21, 1994 and filed November 7, 1994 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1995.

     (g) Articles Supplementary to the Articles of Incorporation dated December 26, 1995 and filed December 28, 1995 - Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

     (h)     Articles Supplementary to the Articles of Incorporation dated
     March 29, 1996 and filed April 12, 1996 - Incorporated by reference to
     Exhibit 1(g) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

     (i)     Articles Supplementary to the Articles of Incorporation dated
     July 18, 1996 and filed July 19, 1996 - Incorporated by reference to
     Exhibit 1(h) to Post-Effective Amendment No. 17 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on July 22, 1996.

     (j) Articles Supplementary to the Articles of Incorporation dated December 26, 1996 and filed December 30, 1996 - Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 20 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 18, 1997.

     (k) Articles of Amendment to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on January 11, 1999.

     (l) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on January 11, 1999.

     (m) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 31, 2001 and filed April 12, 2001 - Incorporated by reference to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2001.

     (n) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 6, 2001 - Incorporated by reference to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2001.

2. By-Laws of the Registrant - Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

3.   Not applicable

4. Form of Agreement and Plan of Acquisition and Termination--see Appendix A to Part A.

5.    Not applicable.

6.   (a)     Investment Advisory Agreement between Registrant and Alliance
     Capital Management L.P. amended as of May 1, 1997 - Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

     (b) Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. amended as of May 1, 2001 - Incorporated by reference to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2001.

7.   (a)     Distribution Services Agreement between the Registrant and Alliance
     Fund Distributors, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (b) Class B Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit
     (c)(2) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

8.   Not applicable

9.   (a)     Custodian Contract between the Registrant and State Street Bank and
     Trust Company - Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

     (b) Amendment to Custodian Contract dated June 4, 1996 - Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

     (c) Amendment to Custodian Contract dated February 1, 2001 - Incorporated by reference to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on August 17, 2001.

     10. Rule 12b-1 Class B Distribution Plan - Incorporated by reference to Exhibit (m) to Post- Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33- 18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

     11.  Opinion and consent of Seward & Kissell LLP - Filed herewith.

     12.  Opinion of Ropes & Gray as to tax matters - to be filed by amendment.

     13. Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811- 5398) filed with the Securities and Exchange Commission on April 29, 1998.

     14.  Consent of Ernst & Young - Filed herewith.

     15.  Not applicable.

     16. (a) Power of attorney for William Foulk, Jr. - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

          (b) Power of attorney for Clifford Michel - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

          (c) Power of attorney for Ruth Block - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

          (d) Power of attorney for Donald Robinson - Incorporated by reference to the Registrant's Registration Statement on Form
               N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.
          (e) Power of attorney for David Dievler - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.
          (f) Power of attorney for John D. Carifa - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.
          (g) Power of attorney for John Dobkin - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-66084) filed with the Securities and Exchange Commission on July 27, 2001.

     17.  Not applicable.

Item 17  Undertakings

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     3. The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 5th day of December 2001.

                                                     ALLIANCE VARIABLE PRODUCTS
                                                     SERIES FUND, INC.

                                                     By: John D. Carifa*
                                                          Chairman and President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


           SIGNATURE                       TITLE                            DATE

John C. Carifa*                  Chairman and President           December 5, 2001
                                 (Principal Executive Officer)


MARK D. GERSTEN                  Treasurer and Chief Financial    December 5, 2001
---------------
Mark D. Gersten                  Officer (Principal Financial
                                 and Accounting Officer)


Ruth Block*                      Director                         December 5, 2001


John D. Carifa*                  Director                         December 5, 2001


David H. Dievler*                Director                         December 5, 2001


John H. Dobkin*                  Director                         December 5, 2001

William H. Foulk, Jr.*           Director                         December 5, 2001

James M Hester*                  Director                         December 5, 2001

Clifford L. Michel*              Director                         December 5, 2001


Donald J. Robinson*              Director                         December 5, 2001


*By: ANDREW L. GANGOLF
     Andrew L. Gangolf
    Attorney-in-Fact

Date:  December 5, 2001

                                 EXHIBIT INDEX

EXHIBIT NO.       EXHIBIT NAME

11                Opinion and Consent of Seward & Kissell LLP
14                Consent of Ernst & Young LLP, Independent Auditors